   As filed with the Securities and Exchange Commission on February 3, 2009


                                                            File Nos. 333-125757

                                                                       811-03365

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 11                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 321                             [x]


                        (Check Appropriate Box or Boxes)

                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)

                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752

                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680

                                  COPIES TO:

                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[]     on (date) pursuant to paragraph (b) of Rule 485.

[x]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                        METLIFE INVESTORS USA INSURANCE COMPANY

                                                                             AND

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                              MARQUIS PORTFOLIOS


                                                                     MAY 1, 2009


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.

The annuity contract has 39 investment choices. You can put your money in any of these investment portfolios.

AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Templeton Foreign Securities Fund


LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I):

     Legg Mason Partners Variable Aggressive Growth Portfolio

     Legg Mason Partners Variable Appreciation Portfolio

     Legg Mason Partners Variable Investors Portfolio

     Legg Mason Partners Variable Small Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST:

     Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I)

     Legg Mason Partners Variable Money Market Portfolio

MET INVESTORS SERIES TRUST:

     BlackRock High Yield Portfolio (Class A)

     BlackRock Large Cap Core Portfolio (Class E)


     Clarion Global Real Estate Portfolio (Class B)


     Dreman Small Cap Value Portfolio (Class A)

     Janus Forty Portfolio (Class A)

     Lazard Mid Cap Portfolio (Class B)

     Legg Mason Value Equity Portfolio (Class B)

     Lord Abbett Growth and Income Portfolio (Class B)

     Lord Abbett Mid Cap Value Portfolio (Class B)

     Met/AIM Capital Appreciation Portfolio (Class A)

     Met/AIM Small Cap Growth Portfolio (Class A)

     Met/Frankin Mutual Shares Portfolio (Class B)


     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)


     MFS (Reg. TM) Research International Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pioneer Fund Portfolio (Class A)

     Third Avenue Small Cap Value Portfolio (Class B)

     Van Kampen Comstock Portfolio (Class B)

     Van Kampen Mid Cap Growth Portfolio (Class B)

METROPOLITAN SERIES FUND, INC.:

     BlackRock Bond Income Portfolio (Class E)

     Davis Venture Value Portfolio (Class A)

     FI Large Cap Portfolio (Class A)

     FI Value Leaders Portfolio (Class D)

     Jennison Growth Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class F)

     MFS (Reg. TM) Value Portfolio (Class A)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class A)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.

To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 67 of this prospectus. For a free copy of the SAI, call us at (800) 842-9325, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2009

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF ANY SUCH STATE.

TABLE OF CONTENTS                                              PAGE
                         PAGE


INDEX OF SPECIAL TERMS......................................................   4
HIGHLIGHTS..................................................................   5
FEE TABLES AND EXAMPLES.....................................................   7
1. THE ANNUITY CONTRACT.....................................................  14
     Market Timing..........................................................  14
2. PURCHASE.................................................................  14
     Purchase Payments......................................................  14
     Termination for Low Account Value......................................  15
     Allocation of Purchase Payments........................................  15
     Free Look..............................................................  15
     Accumulation Units.....................................................  16
     Account Value..........................................................  16
     Replacement of Contracts...............................................  16
3. INVESTMENT OPTIONS.......................................................  17
     Transfers..............................................................  20
     Automatic Rebalancing Program..........................................  22
     Marquis Asset Allocation Program.......................................  23
     Voting Rights..........................................................  25
     Substitution of Investment Options.....................................  25
4. EXPENSES.................................................................  25
     Product Charges........................................................  25
     Account Fee............................................................  26
     Guaranteed Minimum Income Benefit - Rider Charge.......................  26
     Guaranteed Withdrawal Benefit - Rider Charge...........................  27
     Withdrawal Charge......................................................  28
     Premium and Other Taxes................................................  28
     Transfer Fee...........................................................  28
     Income Taxes...........................................................  28
     Investment Portfolio Expenses..........................................  28
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).....................................................  28
     Annuity Date...........................................................  28
     Annuity Payments.......................................................  29
     Annuity Options........................................................  29
6. ACCESS TO YOUR MONEY.....................................................  31
     Systematic Withdrawal Program..........................................  32
     Suspension of Payments or Transfers....................................  32
7. LIVING BENEFITS..........................................................  32
     Overview of Living Benefit Riders......................................  32
     Guaranteed Income Benefits.............................................  33
     Description of GMIB Plus II............................................  34
     Description of GMIB Plus I.............................................  38
     Description of GMIB II.................................................  39
     Guaranteed Withdrawal Benefits.........................................  40
     Description of the Lifetime
Withdrawal Guarantee II.....................................................  41

     Description of the Lifetime Withdrawal Guarantee I.....................  45
     Description of the Principal Guarantee.................................  46
     Description of the Principal Guarantee Value...........................  49
8. PERFORMANCE..............................................................  53
9. DEATH BENEFIT............................................................  53
     Upon Your Death........................................................  53
     Standard Death Benefit - Principal Protection..........................  54
     Optional Death Benefit - Annual Step-Up................................  54
     Optional Death Benefit - Enhanced Death Benefit........................  54
     Optional Death Benefit - Compounded-Plus...............................  56
     Additional Death Benefit - Earnings Preservation Benefit...............  57
     General Death Benefit Provisions.......................................  58
     Spousal Continuation...................................................  58
     Death of the Annuitant.................................................  59
     Controlled Payout......................................................  59
10. FEDERAL INCOME TAX STATUS...............................................  59
     Taxation of Non-Qualified Contracts....................................  59
     Taxation of Qualified Contracts........................................  61
     Tax Benefits Related to the Assets of the Separate Account.............  64
     Possible Tax Law Changes...............................................  64
11. OTHER INFORMATION.......................................................  64
     MetLife Investors USA..................................................  64
     The Separate Account...................................................  65
     Distributor............................................................  65
     Selling Firms..........................................................  65
     Requests and Elections.................................................  66
     Ownership..............................................................  67
     Legal Proceedings......................................................  68
     Financial Statements...................................................  68
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  68
APPENDIX A.................................................................. A-1
     Condensed Financial Information........................................ A-1
APPENDIX B.................................................................. B-1
     Participating Investment Portfolios.................................... B-1
APPENDIX C.................................................................. C-1
     Guaranteed Minimum Income Benefit Examples............................. C-1
APPENDIX D.................................................................. D-1
     Guaranteed Withdrawal Benefit Examples................................. D-1
APPENDIX E.................................................................. E-1
     Death Benefit Examples................................................. E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            PAGE

Account Value........................................................         16
Accumulation Phase...................................................         14
Accumulation Unit....................................................         16
Annual Benefit Payment...............................................  41 and 47
Annuitant............................................................         68
Annuity Date.........................................................         28
Annuity Options......................................................         29
Annuity Payments.....................................................         28
Annuity Units........................................................         29
Beneficiary..........................................................         67
Benefit Base.........................................................         46
Business Day.........................................................         15
Death Benefit Base...................................................         54
Guaranteed Withdrawal Amount.........................................         47
GWB Withdrawal Rate..................................................         47
Income Base..........................................................         34
Income Phase.........................................................         14
Investment Portfolios................................................         17
Joint Owners.........................................................         67
Owner................................................................         67
Purchase Payment.....................................................         14
Remaining Guaranteed Withdrawal Amount...............................         41
Separate Account.....................................................         65
Total Guaranteed Withdrawal Amount...................................         41

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or a guaranteed withdrawal benefit ("GWB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (a partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 842-9325

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE        None
TRANSFER FEE (Note 1)    $0 (First 12 per year)
                         $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------

ACCOUNT FEE (Note 1)    $40


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)

Mortality and Expense Charge**               1.55%
Administration Charge                        0.15%
                                             ----
Total Separate Account Annual Expenses       1.70%
Death Benefit Rider Charges (Optional)+
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest
Charges for Optional Death Benefits          2.30%

--------------------------------------------------------------------------------

Note 1. An Account Fee of $40 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")

* Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

** We are waiving the following amount of the Mortality and Expense Charge for this investment option: 0.15% for the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.

+ See below for an additional optional death benefit, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from the account value.

ADDITIONAL OPTIONAL RIDER CHARGES*


GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II Prior to Optional Step-Up   1.15% of the Income Base (Note 1)
  GMIB Plus I Prior to Optional Reset      0.95% of the Income Base (Note 1)
  GMIB Plus II Upon Optional               1.50% of the Income Base (Note 1)
  Step-Up/GMIB Plus I
  Upon Optional Reset (maximum**)
  GMIB II                                  0.50% of the Income Base (Note 1)
LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Lifetime Withdrawal Guarantee II         1.45% of the Total Guaranteed Withdrawal Amount
  (Single Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.60% of the Total Guaranteed Withdrawal Amount
  (Single Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee II         1.70% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.80% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.70% of the Total Guaranteed Withdrawal Amount
  (Single Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.10% of the Total Guaranteed Withdrawal Amount
  (Single Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.90% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.50% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)


--------------------------------------------------------------------------------


* You may elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit rider may be elected with. Certain rider charges for contracts issued before _________, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

** Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base.

Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Principal Guarantee Prior to Optional    0.50% of the Guaranteed Withdrawal Amount
  Reset                                    (Note 3)

  Principal Guarantee Upon Optional        1.00% of the Guaranteed Withdrawal Amount
  Reset
  (maximum**)                              (Note 3)
  Principal Guarantee Value                0.25% of the Guaranteed Withdrawal Amount
                                           (Note 3)
ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit Rider Charge      0.85% of the Death Benefit Base (Note 4)
  Prior to
  Optional Step-Up (issue age 69 or
  younger)
  Enhanced Death Benefit Rider Charge      1.10% of the Death Benefit Base (Note 4)
  Prior to
  Optional Step-Up (issue age 70-75)

  Enhanced Death Benefit Rider Charge      1.50% of the Death Benefit Base (Note 4)
  Upon

  Optional Step-Up (maximum**)


--------------------------------------------------------------------------------


** Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.


Note 4. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base. If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider, the charge for the Enhanced Death Benefit will be reduced to 0.80% of the Death Benefit Base if you are age 69 or younger at issue and 1.05% of the Death Benefit Base if you are age 70-75 at issue.

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

[TO BE UPDATED BY AMENDMENT]



                                          Minimum       Maximum
                                          ----          ----
Total Annual Portfolio Expenses           0.52%         1.52%
  (expenses that are deducted from

investment portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -

DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


[TO BE UPDATED BY AMENDMENT]



                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.53%        0.25%          0.02%      0.00%      0.80%       0.00%         0.80%
 American Funds Growth Fund                0.32%        0.25%          0.01%      0.00%      0.58%       0.00%         0.58%
 American Funds Growth-Income Fund         0.26%        0.25%          0.01%      0.00%      0.52%       0.00%         0.52%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign Securities Fund         0.63%        0.25%          0.14%      0.02%      1.04%       0.02%         1.02%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Legg Mason Partners Variable Aggressive   0.75%        0.00%          0.07%      0.00%      0.82%       0.00%         0.82%
 Growth Portfolio(1)(2)
 Legg Mason Partners Variable              0.69%        0.00%          0.11%      0.01%      0.81%       0.00%         0.81%
  Appreciation
 Portfolio(1)
 Legg Mason Partners Variable Investors    0.62%        0.00%          0.14%      0.00%      0.76%       0.00%         0.76%
 Portfolio(1)
 Legg Mason Partners Variable Small Cap    0.75%        0.00%          0.35%      0.00%      1.10%       0.00%         1.10%
 Growth Portfolio(1)
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Legg Mason Partners Variable Global       0.80%        0.00%          0.41%      0.00%      1.21%       0.00%         1.21%
  High
 Yield Bond Portfolio(1)
 Legg Mason Partners Variable Money        0.45%        0.00%          0.08%      0.00%      0.53%       0.00%         0.53%
  Market
 Portfolio(1)(2)

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%        0.00%          0.13%      0.00%      0.73%       0.00%         0.73%
 BlackRock Large Cap Core Portfolio        0.58%        0.15%          0.06%      0.00%      0.79%       0.00%         0.79%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.04%      0.00%      0.90%       0.00%         0.90%
 Dreman Small Cap Value Portfolio(3)       0.79%        0.00%          0.13%      0.00%      0.92%       0.00%         0.92%
 Janus Forty Portfolio                     0.65%        0.00%          0.05%      0.00%      0.70%       0.00%         0.70%
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%       0.00%         1.00%
 Legg Mason Value Equity Portfolio         0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 Lord Abbett Growth and Income Portfolio   0.49%        0.25%          0.03%      0.00%      0.77%       0.00%         0.77%
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.09%      0.00%      1.01%       0.00%         1.01%
 Met/AIM Capital Appreciation Portfolio    0.76%        0.00%          0.10%      0.00%      0.86%       0.00%         0.86%
 Met/AIM Small Cap Growth Portfolio        0.86%        0.00%          0.06%      0.00%      0.92%       0.00%         0.92%
 Met/Franklin Mutual Shares Portfolio(4)   0.80%        0.25%          0.29%      0.00%      1.34%       0.19%         1.15%
 MFS (Reg. TM) Emerging Markets Equity     1.00%        0.25%          0.27%      0.00%      1.52%       0.00%         1.52%
  Portfolio
 MFS (Reg. TM) Research International      0.70%        0.25%          0.09%      0.00%      1.04%       0.00%         1.04%
  Portfolio
 PIMCO Inflation Protected Bond            0.50%        0.25%          0.05%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio(3)           0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
 Pioneer Fund Portfolio(5)                 0.75%        0.00%          0.23%      0.00%      0.98%       0.00%         0.98%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.03%      0.00%      1.01%       0.00%         1.01%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.00%         0.86%
 Van Kampen Mid Cap Growth Portfolio       0.70%        0.25%          0.18%      0.00%      1.13%       0.00%         1.13%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio           0.38%        0.15%          0.06%      0.00%      0.59%       0.01%         0.58%
 Davis Venture Value Portfolio             0.69%        0.00%          0.04%      0.00%      0.73%       0.00%         0.73%
 FI Large Cap Portfolio                    0.77%        0.00%          0.07%      0.00%      0.84%       0.00%         0.84%
 FI Value Leaders Portfolio                0.64%        0.10%          0.07%      0.00%      0.81%       0.00%         0.81%
 Jennison Growth Portfolio                 0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 MFS (Reg. TM) Total Return Portfolio      0.53%        0.20%          0.05%      0.00%      0.78%       0.00%         0.78%
 MFS (Reg. TM) Value Portfolio             0.72%        0.00%          0.05%      0.00%      0.77%       0.07%         0.70%
 T. Rowe Price Small Cap Growth            0.51%        0.25%          0.08%      0.00%      0.84%       0.00%         0.84%
  Portfolio
 Western Asset Management U.S.             0.49%        0.00%          0.05%      0.00%      0.54%       0.00%         0.54%
  Government
 Portfolio


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of April 28, 2008, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2009 (excluding optional extensions). The Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2007.

(1) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(2) The information provided is for the fiscal year ended October 31, 2007.

(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.

(4) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.

(5) Other Expenses have been restated to reflect a change in the Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


[TO BE UPDATED BY AMENDMENT]

CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$685      (a)$2,089      (a)$3,543      (a)$7,412
   (b)$565      (b)$1,745      (b)$2,999      (b)$6,489

CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit ("GMIB") rider, or a Guaranteed Withdrawal Benefit ("GWB") rider, which is the least expensive way to purchase the contract.

IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$347      (a)$1,057      (a)$1,788      (a)$3,708
   (b)$227        (b)$699      (b)$1,197      (b)$2,562

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase, if you select a variable annuity payment option, also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity contract. You bear the full investment risk for all amounts in the variable annuity contract. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").

If you select a fixed annuity payment option during the income phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."

Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o  The minimum initial purchase payment we will accept is $25,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o  We will accept a different amount if required by federal tax law.

o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

o We will not accept purchase payments made with cash, money orders, or travelers checks.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the investment portfolios you have selected. You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

Your account value will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to your interests in the investment portfolio(s). Your interest in an investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. Any additional purchase payments contributed to the new contract will be subject to all fees and charges described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers 39 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 842-9325. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.

In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to investment portfolios advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY

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DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF
THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:

     Templeton Foreign Securities Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)


Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolios are available under the contract:

     Legg Mason Partners Variable Aggressive Growth Portfolio

     Legg Mason Partners Variable Appreciation Portfolio

     Legg Mason Partners Variable Investors Portfolio

     Legg Mason Partners Variable Small Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I portfolios are available under the contract:

     Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I)

     Legg Mason Partners Variable Money Market Portfolio

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     BlackRock High Yield Portfolio (Class A)

     BlackRock Large Cap Core Portfolio (Class E)


     Clarion Global Real Estate Portfolio (Class B)


     Dreman Small Cap Value Portfolio (Class A)

     Janus Forty Portfolio (Class A)

     Lazard Mid Cap Portfolio (Class B)

     Legg Mason Value Equity Portfolio (Class B)

     Lord Abbett Growth and Income Portfolio (Class B)

     Lord Abbett Mid Cap Value Portfolio (Class B)

     Met/AIM Capital Appreciation Portfolio (Class A)

     Met/AIM Small Cap Growth Portfolio (Class A)

     Met/Frankin Mutual Shares Portfolio (Class B)


     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)


     MFS (Reg. TM) Research International Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pioneer Fund Portfolio (Class A)

     Third Avenue Small Cap Value Portfolio (Class B)

     Van Kampen Comstock Portfolio (Class B)

     Van Kampen Mid Cap Growth Portfolio (Class B)

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     BlackRock Bond Income Portfolio (Class E)

     Davis Venture Value Portfolio (Class A)

     FI Large Cap Portfolio (Class A)

     FI Value Leaders Portfolio (Class D)

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     Jennison Growth Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class F)

     MFS (Reg. TM) Value Portfolio (Class A)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class A)

TRANSFERS

GENERAL. You can transfer a portion of your account value among the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o You may not make a transfer to more than 18 investment portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading

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


involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the Templeton Foreign Securities Fund, the Legg Mason Partners Variable Small Cap Growth Portfolio, the Legg Mason Partners Variable Global High Yield Bond Portfolio, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the Met/AIM Small Cap Growth Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Third Avenue Small Cap Value Portfolio, and the T. Rowe Price Small Cap Growth Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from

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


any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.

In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

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An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. We will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the PIMCO Inflation Protected Bond Portfolio and 60% to be in the Legg Mason Value Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Inflation Protected Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the PIMCO Inflation Protected Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Value Equity Portfolio to increase those holdings to 60%.

MARQUIS ASSET ALLOCATION PROGRAM

The Marquis Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Marquis Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select investment options. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

While you participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC (MetLife Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain investment portfolios available under the contract and receives compensation for those services. (See "Investment Options-Certain Payments We Receive with Regard to the Investment Portfolios" and "Investment Options-The Metropolitan Series Fund, Inc.") However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your investment portfolios. Your registered representative can provide you with information that may assist you in selecting a model and your investment portfolios. Once you select a model and the investment portfolio allocations, these selections will remain unchanged until you elect to revise the investment portfolio allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options. In addition, the model is subject to all of the risks associated with its underlying investment portfolios. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of underlying investment portfolios may generate higher brokerage and administrative costs for

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


those portfolios, or such changes may disrupt an investment portfolio's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of investment portfolios you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available investment portfolios. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from investment portfolios that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to investment portfolios that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the investment portfolio allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the investment portfolios available under the contract. (See "Investment Options.") As a result of the periodic review and/or any changes in available investment portfolios, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your investment allocations based on these model and investment portfolio changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. (See "Investment Options-Automatic Rebalancing Program.") Transfers among investment portfolios due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain investment portfolios than we receive from other portfolios. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable portfolios. Also, MetLife Advisers, in its capacity as investment adviser to certain of the investment portfolios, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Marquis Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.

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VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.55% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

      Annual Step-Up Death Benefit             0.20%
      Compounded-Plus Death Benefit            0.35%
      Additional Death Benefit - Earnings
      Preservation Benefit                     0.25%

Please check with your registered representative regarding which death benefits are available in your state.

If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.85% of the death benefit

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



base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.10% of the death benefit base (see "Death Benefit
- Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.

If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit will be reduced to 0.80% of the death benefit base if you are age 69 or younger at issue and 1.05% of the death benefit base if you are age 70-75 at issue.


ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $40 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, a pro rata monthly charge will be collected out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are three different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB Plus II, GMIB Plus I, and GMIB II.


If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 1.15% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up. For contracts issued prior to __________, 2009 for which the GMIB Plus II was selected, the rider charge equals 0.95% of the income base.

If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.95% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.

If you select the GMIB II rider, the charge is 0.50% of the income base at the time the charge is assessed.

The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio. We take


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



amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE

There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two additional optional Guaranteed Withdrawal Benefit ("GWB") riders under this contract: the Principal Guarantee and the Principal Guarantee Value. Please check with your registered representative regarding which versions are available in your state.


If you elect one of the Lifetime Withdrawal Guarantee riders, the Principal Guarantee, or the Principal Guarantee Value, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.45% (Single Life version) or 1.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For contracts issued prior to __________, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.85% (Single Life version) or 1.05% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

The charge for the Principal Guarantee rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Principal Guarantee") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Principal Guarantee Value rider is equal to 0.25% of the Guaranteed Withdrawal Amount. There is no Optional Reset available under the Principal Guarantee Value rider.

The rider charge for the Lifetime Withdrawal Guarantee riders, the Principal Guarantee, and the Principal Guarantee Value is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If a Lifetime Withdrawal Guarantee rider or the Principal Guarantee is cancelled pursuant to the cancellation provisions of the rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge of 1.60% (Single Life version) or 1.80% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up. (For contracts issued prior to __________, 2009, the Maximum Optional Step-Up Charge for the Lifetime Withdrawal Guarantee II rider is 1.25% for the Single Life version or 1.50% for the Joint Life version.) If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If you elect an Optional Reset of the Principal Guarantee on the 3rd contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases of the same rider at the time of the reset, but to


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



no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Principal Guarantee or Principal Guarantee Value rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Principal Guarantee") equals zero.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We may make a deduction from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.

Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the

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


Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) that may also be provided by the rider.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or

o  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)   the annuity option elected.

Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)

At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments. (You cannot, however, make transfers from a fixed annuity payment option to the investment portfolios.)

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one

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


annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than 10 years, we will then continue to make annuity payments for the rest of the 10 year period.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than 10 years, we will then continue to make annuity payments for the rest of the 10 year period.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.

In addition to the annuity options described above, we offer an additional payment option that allows your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") This payment option is available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date,

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which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.

o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any premium or other tax;

o  less any account fee; and

o less any applicable pro rata GMIB, GWB or Enhanced Death Benefit rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the investment portfolio(s) you

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


selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

How to withdraw all or part of your account value:

o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for

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important information on the costs, restrictions and availability of each optional rider. We offer two types of Living Benefit riders:

Guaranteed Income Benefits
--------------------------

o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)

o  Guaranteed Minimum Income Benefit (GMIB II)

Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

Guaranteed Withdrawal Benefits
------------------------------

o  Lifetime Withdrawal Guarantee (LWG I and LWG II)

o  Principal Guarantee

o  Principal Guarantee Value

The Principal Guarantee and Principal Guarantee Value riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.

With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected), even after the entire amount of purchase payments has been returned.

GUARANTEED INCOME BENEFITS

At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

There are three versions of the GMIB available with this contract, A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE:

o  GMIB Plus II

o  GMIB Plus I

o  GMIB II

Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on or after __________, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued before __________, 2009, and for GMIB Plus I and GMIB II, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise a GMIB rider, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB annuity payments.

GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/

Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for 10 years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.

(See Appendix C for examples of the GMIB.)

DESCRIPTION OF GMIB PLUS II

In states where approved, the GMIB Plus II rider is available only for owners up through age 75, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE OWNER'S 90TH BIRTHDAY.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary

     Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 4% per year through the contract anniversary on or following the owner's 90th birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or


         (2) If total withdrawals in a contract year are 4% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix C for examples of the calculation of the withdrawal adjustment.)

In determining the GMIB Plus II annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 4% accumulation rate on the Annual Increase Amount. HOWEVER, RESETTING THE ANNUAL INCREASE AMOUNT WILL INCREASE YOUR WAITING PERIOD FOR EXERCISING THE GMIB PLUS II BY RESTARTING THE 10-YEAR WAITING PERIOD, AND WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE WE SHALL DETERMINE THAT DOES NOT EXCEED THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%), PROVIDED THAT THIS RATE WILL NOT EXCEED THE RATE CURRENTLY APPLICABLE TO THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: 1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

The Optional Step-Up will:

(1) reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;

(2) reset the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and

(3) we may reset the GMIB Plus II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up.

On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and

(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE

AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue.

EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)  Life annuity with 5 years of annuity payments guaranteed.



(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 5 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

The GMIB purchase payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals before your 60th birthday;

o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and

o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

then the annual annuity payments under the GMIB Plus II rider will equal or exceed 4% of the Annual Increase Amount (calculated on the date the payments are determined).


If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:

    a) The 30th day following the contract anniversary on or following your 90th birthday;

    b)    The date you make a complete withdrawal of your account value;

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;

    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, unless we agree otherwise;

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


    f)    The effective date of the Guaranteed Principal Option; or

    g) The date you assign your contract, subject to our administrative procedures.

When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates.


For contracts issued between __________, 2009 and April 30, 2009, the following
----------------------------------------------------------------
differences apply:

(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum;

(2) The GMIB purchase payout rates are enhanced to be at least (a) 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the Annual Increase Amount (calculated on the date the payments are determined) if: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.;

(3) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(4) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year; and

(5) The fixed annuity options are: the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90); or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years).

For contracts issued before __________, 2009, the GMIB Annuity Table is
--------------------------------------------
calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum, and the GMIB purchase payout rates are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(See Appendix C for examples illustrating the operation of the GMIB Plus II.)

DESCRIPTION OF GMIB PLUS I

In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.

GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.

(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.

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


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.

(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.

(6) If you exercise the GMIB Plus I rider under the life annuity with 10 years of annuity payments guaranteed option, the Guarantee Period is five years for ages 84 - 85.

(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:

    The 30th day following the contract anniversary on or following your 85th birthday.

    and the following replaces termination provision d), above:

    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(9) The GMIB purchase payout rates are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and
     (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before July 16, 2007, the enhanced GMIB purchase payout
-----------------------------------------
rates described under "Exercising the GMIB Plus II Rider" will not be applied.

DESCRIPTION OF GMIB II

In states where approved, GMIB II is available only for owners up through age 75, and you can only elect GMIB II at the time you purchase the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.

GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:

(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").

(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and

    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.

(3)  There is no Guaranteed Principal Option.

(4)  There is no Optional Reset feature.

(5) If you exercise the GMIB II rider under the life annuity with 10 years of annuity payments guaranteed option, the Guarantee Period is five years for ages 84 - 85.


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB purchase payout rates are not enhanced.

(7)  The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)  The following replaces termination provision d), above:


     Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(9)  The following replaces termination provision e), above:


     A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


(10) Termination provisions f) and g), above, do not apply.


(See Appendix C for examples illustrating the operation of GMIB II.)

GUARANTEED WITHDRAWAL BENEFITS

We offer optional guaranteed withdrawal benefit ("GWB") riders for an additional charge. There are four guaranteed withdrawal benefit riders available under this contract:

o  Lifetime Withdrawal Guarantee II ("LWG II")

o  Lifetime Withdrawal Guarantee I ("LWG I")

o  Principal Guarantee

o  Principal Guarantee Value

Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81 (for the Principal Guarantee and the Principal Guarantee Value) or age 86 (for the Lifetime Withdrawal Guarantee riders). A maximum of three guaranteed withdrawal benefit riders are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GMIB rider or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS

MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the Principal Guarantee and Principal Guarantee Value riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.

RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Principal Guarantee or Principal Guarantee

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Value rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.

GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

Note that the Principal Guarantee and Principal Guarantee Value riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.

(See Appendix C for examples of the GWB.)

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduced the account value. We refer to this type of withdrawal as an Excess Withdrawal.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.

7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the

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


Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).

IT IS IMPORTANT TO NOTE:

o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.

o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.

o If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.

o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY
   LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

o At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG II rider.

MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).

In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining

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Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual
Benefit Payment did not cause your account value to decline to zero.

You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.

AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up will:

o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals.

o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and


o reset the LWG II rider charge to a rate we shall determine that does not exceed the maximum charge of 1.60% (Single Life version) or 1.80% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.

In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first contract year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when


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the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II. For contracts issued prior to __________, 2009, the current charge for the Joint Life version is 1.05% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate and we will no longer deduct the LWG II rider charge. The variable annuity contract, however, will continue.

If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken and

(b)  is the account value on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:

(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);


(4)  death of the owner or joint owner (or the annuitant if

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


     the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;

(6)  the effective date of the cancellation of the rider;

(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or

(8) the date you assign your contract, subject to our administrative procedures.

Once the rider is terminated, the LWG II rider charge will no longer be deducted.

ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I

In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total

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


Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").

DESCRIPTION OF THE PRINCIPAL GUARANTEE

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Principal Guarantee rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Principal Guarantee rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made on or before the 2nd contract anniversary, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

o  Your initial purchase payment;

o Increased by each subsequent purchase payment made on or before the 2nd contract anniversary;

o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


(See section D of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is 10% if you make your first withdrawal on or after your 3rd contract anniversary and 5% if you make your first withdrawal before your 3rd contract anniversary. The Annual Benefit Payment is reset after each subsequent purchase payment made on or before the 2nd contract anniversary to the greater of (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the Principal Guarantee rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 10% of your Benefit Base and you withdraw 8% one year, you cannot then withdraw 12% the next year without exceeding your Annual Benefit Payment.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first contract year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

GUARANTEED WITHDRAWAL AMOUNT. We assess the Principal Guarantee rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments made on or before the 2nd rider anniversary. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of (1) the

Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Principal Guarantee rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. However, we will only permit an Optional Reset if your account value is higher than the Benefit Base immediately before the reset. The reset will:

o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate; and

o Reset the Principal Guarantee rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.

An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Principal Guarantee rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Principal Guarantee rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the Principal Guarantee rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of your request. Otherwise, the rider may not be canceled. If canceled, the Principal Guarantee rider will terminate and we will no longer deduct the Principal Guarantee rider charge. The variable annuity contract, however, will continue. If you cancel the Principal Guarantee rider, you may not re-elect it.


TERMINATION. The Principal Guarantee rider will terminate upon the earliest of:

(1) the date you make a full withdrawal of your account value;

(2) the date you apply all of your account value to an annuity option;

(3) the date there are insufficient funds to deduct the charge for the Principal Guarantee rider charge from your account value (whatever account value is available will be applied to pay the annual Principal Guarantee rider charge);

(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Principal Guarantee rider is in effect at the time of continuation), all terms and conditions of the Principal Guarantee rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Principal Guarantee rider charge until we receive this information;

(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;

(6) the termination of your contract; or

(7) the effective date of the cancellation of the Principal Guarantee rider.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Principal Guarantee rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the Principal Guarantee rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Principal Guarantee rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of death benefit and no benefit will be payable under the Principal Guarantee rider.

If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Principal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Principal Guarantee rider charge; or
(3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

DESCRIPTION OF THE PRINCIPAL GUARANTEE VALUE

The Principal Guarantee Value rider is identical to the Principal Guarantee rider, described above, with the following differences: (1) The entire amount of purchase payments you make until termination of the Principal

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


Guarantee Value rider is guaranteed to be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed; (2) The GWB Withdrawal Rate is 5% for all contract years; (3) There is no Optional Reset feature; and (4) The Principal Guarantee Value rider charge is 0.25% of the Guaranteed Withdrawal Amount.

PURCHASE PAYMENTS. Since the Principal Guarantee Value rider guarantee applies to all purchase payments made until termination of the rider, the Benefit Base will change with each purchase payment made, in the same manner as described above, until termination of the rider. Likewise, the Annual Benefit Payment and Guaranteed Withdrawal Amount is reset after each purchase payment made until termination of the rider.

(See Appendix D for examples of the GWB.)

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


SUMMARY OF LIVING BENEFIT RIDERS

The chart below summarizes certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.


                                        INCOME                                            WITHDRAWAL
                                      GUARANTEES                                          GUARANTEES
                                                                                                       PRINCIPAL
                                                                          LIFETIME                    GUARANTEE &
                                                                         WITHDRAWAL                    PRINCIPAL
                            GMIB PLUS                                     GUARANTEE                    GUARANTEE
                             I & II                 GMIB II                I & II                        VALUE
 LIFETIME INCOME      Yes (after waiting    Yes (after waiting         Yes (if first      No
                            period)               period)            withdrawal on or
                                                                     after age 59 1/2)
 BENEFIT RIDER                Yes                   Yes                     No            No
 INVOLVES
 ANNUITIZATION
 WITHDRAWALS               Prior to              Prior to                   Yes           Yes
 PERMITTED/1/            Annuitization         Annuitization
 WAITING PERIOD       Must wait 10 years    Must wait 10 years     None (age 59 1/2 for   None
                      to annuitize under    to annuitize under           lifetime
                        rider; Optional     rider; withdrawals         withdrawals)
                       Step-Up/2/ restarts       available
                        waiting period;         immediately
                          withdrawals
                           available
                          immediately
 RESET/STEP-UP                Yes                   No                      Yes           Yes (Principal
                                                                                          Guaranteee only)
 MAY INVEST IN             Prior to              Prior to                   Yes           Yes
 VARIABLE                annuitization         annuitization
 INVESTMENT
 OPTIONS
 ABILITY TO CANCEL   Yes, after 10 years,           No              Yes, at 5th, 10th &   Yes, within 90 days
 RIDER                 can take lump-sum                               15th contract      after 5th contract
                       option under the                                anniversary,       anniversary
                        GPO provisions                             annually thereafter;
                                                                      lump-sum option
                                                                       under the GPA
                                                                    provisions after 15
                                                                           years
 DEATH BENEFIT             Prior to              Prior to             Contract death      Ability to receive
                        annuitization,        annuitization,       benefit or alternate   Benefit Base in
                        contract death        contract death       rider death benefit;   series of payments
                      benefit available/3/  benefit available/3/    ability to receive    instead of contract
                                                                         Remaining        death benefit
                                                                        Guaranteed
                                                                        Withdrawal
                                                                    Amount in series of
                                                                    payments instead of
                                                                      contract death
                                                                          benefit
 CURRENT RIDER         1.15% (GMIB Plus     0.50%                      1.45% (LWG II                     0.50% (Principal
 CHARGES/4/            II); 0.95% (GMIB                            Single Life version)   Guarantee); 0.25%
                            Plus I)                                  or 1.70% (LWG II              (Principal
                                                                   Joint Life version);   Guarantee Value)
                                                                       0.70% (LWG I
                                                                   Single Life version)
                                                                      or 0.90% (LWG I
                                                                    Joint Life version)

--------

(1) Withdrawals will reduce the living and death benefits and account value.

(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."

(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments" and the rider descriptions for more information.

(4) Certain rider charges may increase upon a Reset or Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than the account value. For example, the charge for GMIB II is 0.50% of the Income Base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, Enhanced Death Benefit charge, and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, Enhanced Death Benefit charge, GMIB or GWB rider charge, and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the GMIB or GWB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9. DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Enhanced Death Benefit rider or the Compounded-Plus Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit.. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Enhanced Death Benefit rider or the Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Compounded-Plus Death Benefit rider.

The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT


In states where approved, you may select the Enhanced Death Benefit rider if you are age 75 or younger at the effective date of your contract and you either
(a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.


If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:

(1)    the account value; or

(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 4% per year.


The death benefit base is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 4% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 4% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal. However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 4% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued before May 1, 2009, the annual increase rate is 6% per
---------------------------------------
year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter, and the total withdrawal adjustments for a contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year if, (1) the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

The Optional Step-Up will:

    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and

    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%),

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          provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.

On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.

When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:

1)   a one time Optional Step-Up at any contract anniversary; or

2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).

In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.

You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);

b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;

c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);

d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;

e) The date you assign your contract, subject to our administrative procedures;

f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

g)   Termination of the contract to which this rider is attached.

(See Appendix E for examples of the Enhanced Death Benefit.)

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)    the account value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and

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


          reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix E for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 75 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

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


                               Benefit Percentage

Issue Age             Percentage
--------------        ----------
Ages 69 or younger    40%
Ages 70-75            25%
Ages 76 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.

Please check with your registered representative regarding the availability of the following in your state.

If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the

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


account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio in the ratio that the account value in the investment portfolio bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.

For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").

10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the

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


contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

o  made on or after the taxpayer reaches age 59 1/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered

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


investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment portfolios after the annuity starting date. Consult your tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA

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endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.

SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.

POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

11. OTHER INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock

Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Marquis and Marquis Portfolios are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors USA.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments currently range up to 0.25% of Separate Account assets invested in the particular investment portfolio.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the contract.

SELLING FIRMS

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 1.70% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.55% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2007, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

Requests for service may be made:

o  Through your registered representative

o By telephone at (800) 842-9325, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 273-4980

   or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change the beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").

ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company


     Independent Registered Public Accounting Firm


     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2007. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


[TO BE UPDATED BY AMENDMENT]


CHART 1

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       20.098466         21.246257         1,876.8697
  01/01/2006    to  12/31/2006       21.246257         25.156295       168,856.5981
  01/01/2007    to  12/31/2007       25.156295         28.402210       612,878.4957
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      131.241083        137.355630           985.5996
  01/01/2006    to  12/31/2006      137.355630        148.844997        54,132.3025
  01/01/2007    to  12/31/2007      148.844997        164.391188       134,796.4326
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       92.683657         95.526442           479.0883
  01/01/2006    to  12/31/2006       95.526442        108.199501        56,312.9329
  01/01/2007    to  12/31/2007      108.199501        111.729753       127,350.3456
============   ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005        9.470656         10.349381        10,047.6104
  01/01/2006    to  12/31/2006       10.349381         13.033639       222,335.9164
  01/01/2007    to  12/31/2007       13.033639         16.501044       522,755.3791
============   ==== ==========      ==========        ==========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.946433         27.133237        14,497.9693
  01/01/2006    to  12/31/2006       27.133237         32.398206       222,039.5605
  01/01/2007    to  12/31/2007       32.398206         36.772245       460,974.0548
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE
  AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.288689         12.615024         2,243.1353
   01/01/2006                             to  12/31/2006       12.615024         13.493251       173,666.9625
   01/01/2007                             to  12/31/2007       13.493251         13.464207       281,444.8814
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE APPRECIATION
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       26.890893         27.126845         1,208.2217
   01/01/2006                             to  12/31/2006       27.126845         30.617337        46,032.2972
   01/01/2007                             to  12/31/2007       30.617337         32.634345        49,990.4014
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
   11/13/2007                             to  12/31/2007       16.500741         16.465544        34,684.7380
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.278891         14.477904             0.0000
   01/01/2006                             to  12/31/2006       14.477904         15.981557        13,548.7945
   01/01/2007                             to  11/12/2007       15.981557         16.267416             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.620237         14.868470           833.4934
   01/01/2006                             to  12/31/2006       14.868470         16.609522        69,350.1006
   01/01/2007                             to  12/31/2007       16.609522         16.629420       122,970.1399
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        8.083376          8.148817         1,734.7623
   01/01/2006                             to  12/31/2006        8.148817          9.448525        61,169.4824
   01/01/2007                             to  12/31/2007        9.448525          9.887839       180,249.1825
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE FUNDAMENTAL
  VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       29.246634         29.815513             0.0000
   01/01/2006                             to  12/31/2006       29.815513         34.239311        20,481.4835
   01/01/2007                             to  12/31/2007       34.239311         34.085904        30,814.9984
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE INVESTORS
  SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.905097         14.279820         3,177.8950
   01/01/2006                             to  12/31/2006       14.279820         16.603363        20,034.8360
   01/01/2007                             to  12/31/2007       16.603363         16.958706        14,077.9676
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE LARGE CAP
  GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.268927         13.431283         9,765.7609
   01/01/2006                             to  12/31/2006       13.431283         13.812394        89,059.9153
   01/01/2007                             to  12/31/2007       13.812394         14.298953        94,414.9056
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE SMALL CAP
  GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.513168         11.882493         8,302.4223
   01/01/2006                             to  12/31/2006       11.882493         13.174301        53,653.0924
   01/01/2007                             to  12/31/2007       13.174301         14.247527       154,455.0273
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE GLOBAL HIGH
  YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.807029         14.984953         1,418.0072
   01/01/2006                             to  12/31/2006       14.984953         16.301046        53,520.5256
   01/01/2007                             to  12/31/2007       16.301046         16.014191       115,237.6995
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.459409         12.499043        12,941.4514
   01/01/2006                             to  12/31/2006       12.499043         12.858472       170,548.1893
   01/01/2007                             to  12/31/2007       12.858472         13.261334       397,913.9169
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.172039         15.395890         3,749.2832
   01/01/2006                             to  12/31/2006       15.395890         16.622604        77,934.2574
   01/01/2007                             to  12/31/2007       16.622604         16.781744       218,311.1972
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.538507         11.617473         134,863.3791
=============                            ==== ==========      ==========        ==========         ============
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.652618          9.882193           1,556.1370
   01/01/2006                             to  12/31/2006        9.882193         11.100326          86,585.7129
   01/01/2007                             to  04/27/2007       11.100326         11.635682               0.0000
=============                            ==== ==========      ==========        ==========         ============
 DREMAN SMALL-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.965995         11.222391           4,583.1535
   01/01/2006                             to  12/31/2006       11.222391         13.707490         111,279.5533
   01/01/2007                             to  12/31/2007       13.707490         13.344255         289,656.6597
=============                            ==== ==========      ==========        ==========         ============
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005      107.089801        111.200991             100.1609
   01/01/2006                             to  12/31/2006      111.200991        112.694173           3,325.7057
   01/01/2007                             to  12/31/2007      112.694173        144.534782          25,437.3134
=============                            ==== ==========      ==========        ==========         ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.383853         15.392789         374,767.7420
=============                            ==== ==========      ==========        ==========         ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   11/07/2005                             to  12/31/2005       10.391377         10.854367           8,807.0475
   01/01/2006                             to  12/31/2006       10.854367         12.012083         104,569.8671
   01/01/2007                             to  04/27/2007       12.012083         13.255725               0.0000
=============                            ==== ==========      ==========        ==========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.246673         10.620284          17,989.9120
   01/01/2006                             to  12/31/2006       10.620284         11.129074         470,424.0037
   01/01/2007                             to  12/31/2007       11.129074         10.294222         457,518.5612
=============                            ==== ==========      ==========        ==========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.890017         48.113781         192,944.1658
   01/01/2006                             to  12/31/2006       48.113781         55.718116         216,293.5951
   01/01/2007                             to  12/31/2007       55.718116         56.812310         211,537.1473
=============                            ==== ==========      ==========        ==========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES
  SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005       19.094316         19.776501             680.2903
   01/01/2006                             to  04/30/2006       19.776501         21.140362          31,260.6615
=============                            ==== ==========      ==========        ==========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       23.646398         24.428438            1,946.5467
   01/01/2006                             to  12/31/2006       24.428438         26.942083           55,346.8166
   01/01/2007                             to  12/31/2007       26.942083         26.644307          104,850.4524
=============                            ==== ==========       =========         =========        ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.290511         13.589774                0.0000
   01/01/2006                             to  12/31/2006       13.589774         14.280943           10,846.6764
   01/01/2007                             to  12/31/2007       14.280943         15.712352           10,569.3405
=============                            ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.628494         14.532799           52,835.8142
   01/01/2007                             to  12/31/2007       14.532799         15.915606          118,719.5485
=============                            ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.154224         11.402784            1,424.1811
   01/01/2006                             to  04/30/2006       11.402784         13.031855           18,517.3049
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.934827         12.667474          260,802.9765
   01/01/2006                             to  12/31/2006       12.667474         15.762922          393,752.6493
   01/01/2007                             to  12/31/2007       15.762922         17.555375          621,736.5532
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.046611         13.241303            1,100.3751
   01/01/2006                             to  12/31/2006       13.241303         15.795801           73,177.7445
   01/01/2007                             to  12/31/2007       15.795801         16.714248          306,901.3947
=============                            ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.342525         14.265628           77,242.9227
   01/01/2006                             to  12/31/2006       14.265628         19.296995          198,483.4141
   01/01/2007                             to  12/31/2007       19.296995         16.123181          358,293.5379
=============                            ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.104596         11.126223          323,809.0569
   01/01/2006                             to  12/31/2006       11.126223         10.981499          438,514.3810
   01/01/2007                             to  12/31/2007       10.981499         11.961109          856,600.5729
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.837745         12.020887          635,327.4154
   01/01/2006                             to  12/31/2006       12.020887         12.352749        1,124,672.3782
   01/01/2007                             to  12/31/2007       12.352749         13.062031        1,825,910.8885
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       16.258202         16.622244         1,220.2572
   01/01/2006                             to  12/31/2006       16.622244         18.945228        29,641.5278
   01/01/2007                             to  12/31/2007       18.945228         19.556304        33,249.0207
=============                            ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   11/13/2006                             to  12/31/2006       17.557068         17.941772       156,903.3551
   01/01/2007                             to  12/31/2007       17.941772         17.104820       152,029.8752
=============                            ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       16.689936         16.918421         1,373.1683
   01/01/2006                             to  11/12/2006       16.918421         18.815186        19,868.2100
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.129061         10.454832         5,291.0105
   01/01/2006                             to  12/31/2006       10.454832         11.929173       135,154.2550
   01/01/2007                             to  12/31/2007       11.929173         11.434750       311,908.3976
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005        9.632175          9.913810        18,409.2183
   01/01/2006                             to  12/31/2006        9.913810         10.563020       292,211.3245
   01/01/2007                             to  12/31/2007       10.563020         12.822327       511,046.0740
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       42.567897         44.256774        64,912.4346
   01/01/2007                             to  12/31/2007       44.256774         46.172666       230,117.2082
=============                            ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.096132         15.237255         7,162.7484
   01/01/2006                             to  04/30/2006       15.237255         15.063922        46,740.6858
=============                            ==== ==========       =========         =========       ============
 FI LARGE CAP SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.994863         16.477821         6,104.0469
   01/01/2006                             to  12/31/2006       16.477821         17.195659        52,040.6118
   01/01/2007                             to  12/31/2007       17.195659         17.570751        78,088.2572
=============                            ==== ==========       =========         =========       ============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.538666         21.098810        30,450.4365
   01/01/2007                             to  12/31/2007       21.098810         21.589345        60,304.7462
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.131635         19.594244         2,499.3463
   01/01/2006                             to  04/30/2006       19.594244         20.527964        18,817.4384
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       40.089763         42.982421        14,062.9850
   01/01/2007                             to  12/31/2007       42.982421         44.018588        42,352.7842
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       23.423769         23.763993           146.5235
   01/01/2006                             to  04/30/2006       23.763993         24.469359         8,498.5302
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.453672         16.050403       179,183.4243
   01/01/2007                             to  12/31/2007       16.050403         16.465483       329,661.9866
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       20.122972         20.680265           167.1526
   01/01/2006                             to  04/30/2006       20.680265         19.906969         4,540.0111
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       15.077559         15.266382         1,528.6863
   01/01/2006                             to  04/30/2006       15.266382         15.094454             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT STRATEGIC GROWTH SUB-ACCOUNT (CLASS II)
  (FORMERLY VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.648419          4.763708             0.0000
   01/01/2006                             to  12/31/2006        4.763708          4.806551        28,954.3044
   01/01/2007                             to  12/31/2007        4.806551          5.511531        54,894.4226
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2

                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.095806         20.168780           358.9652
   01/01/2006                             to  12/31/2006       20.168780         23.738130        10,462.8219
   01/01/2007                             to  12/31/2007       23.738130         26.639915        25,548.3668
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      115.178144        120.439360           337.6156
   01/01/2006                             to  12/31/2006      120.439360        129.735129         2,821.6436
   01/01/2007                             to  12/31/2007      129.735129        142.423529         4,638.5493
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       81.341594         83.763483             0.0000
   01/01/2006                             to  12/31/2006       83.763483         94.310184         2,888.0970
   01/01/2007                             to  12/31/2007       94.310184         96.801504         3,807.2591
=============                            ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        8.935690          9.756297           993.8785
   01/01/2006                             to  12/31/2006        9.756297         12.213450         7,188.3043
   01/01/2007                             to  12/31/2007       12.213450         15.369702        29,636.5410
=============                            ==== ==========      ==========        ==========        ===========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       23.923901         24.996430             0.0000
   01/01/2006                             to  12/31/2006       24.996430         29.668782         7,380.3338
   01/01/2007                             to  12/31/2007       29.668782         33.471843        19,530.6763
=============                            ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE
  AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.033033         12.341811             0.0000
   01/01/2006                             to  12/31/2006       12.341811         13.122253        16,554.3080
   01/01/2007                             to  12/31/2007       13.122253         13.015232        28,566.1802
=============                            ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE APPRECIATION
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       24.716240         24.911379             0.0000
   01/01/2006                             to  12/31/2006       24.911379         27.949120             0.0000
   01/01/2007                             to  12/31/2007       27.949120         29.611205         1,903.2677
=============                            ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
   11/13/2007                             to  12/31/2007       16.001697         15.954952           491.5314
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.015567         14.198526             0.0000
   01/01/2006                             to  12/31/2006       14.198526         15.579675             0.0000
   01/01/2007                             to  11/12/2007       15.579675         15.776467             0.0000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.350611         14.581548             0.0000
   01/01/2006                             to  12/31/2006       14.581548         16.191846         3,685.1581
   01/01/2007                             to  12/31/2007       16.191846         16.113729         4,948.1144
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.790263          7.846489             0.0000
   01/01/2006                             to  12/31/2006        7.846489          9.043723         7,924.3078
   01/01/2007                             to  12/31/2007        9.043723          9.407301        11,979.4487
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE FUNDAMENTAL
  VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       27.226786         27.732192             0.0000
   01/01/2006                             to  12/31/2006       27.732192         31.656967         3,012.0683
   01/01/2007                             to  12/31/2007       31.656967         31.325554         3,345.4732
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE INVESTORS
  SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.275254         13.621128             0.0000
   01/01/2006                             to  12/31/2006       13.621128         15.743040         1,701.0056
   01/01/2007                             to  12/31/2007       15.743040         15.983257         1,633.3015
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE LARGE CAP
  GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.683067         12.827063             0.0000
   01/01/2006                             to  12/31/2006       12.827063         13.112316         5,904.3821
   01/01/2007                             to  12/31/2007       13.112316         13.492568         6,301.3362
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE SMALL CAP
  GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.273648         11.625150         1,643.6749
   01/01/2006                             to  12/31/2006       11.625150         12.812072         3,118.5192
   01/01/2007                             to  12/31/2007       12.812072         13.772452         8,312.8737
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE GLOBAL HIGH
  YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.153398         14.310997             0.0000
   01/01/2006                             to  12/31/2006       14.310997         15.475046         4,041.9785
   01/01/2007                             to  12/31/2007       15.475046         15.111286         4,437.8727
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.635551         11.662400             0.0000
   01/01/2006                             to  12/31/2006       11.662400         11.926201           707.3073
   01/01/2007                             to  12/31/2007       11.926201         12.225880         1,426.6240
=============                            ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.357828         14.556981             0.0000
   01/01/2006                             to  12/31/2006       14.556981         15.623119           927.5323
   01/01/2007                             to  12/31/2007       15.623119         15.677835         2,922.1161
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       10.924658         10.955208         1,166.6653
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.220419          9.431488             0.0000
   01/01/2006                             to  12/31/2006        9.431488         10.530884           949.1100
   01/01/2007                             to  04/27/2007       10.530884         11.017210             0.0000
=============                            ==== ==========       =========         =========        ===========
 DREMAN SMALL-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.929519         11.175307             0.0000
   01/01/2006                             to  12/31/2006       11.175307         13.568564         4,808.0967
   01/01/2007                             to  12/31/2007       13.568564         13.129511        15,081.1964
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       93.590352         97.098630             0.0000
   01/01/2006                             to  12/31/2006       97.098630         97.815197           739.3994
   01/01/2007                             to  12/31/2007       97.815197        124.697711         1,197.2058
=============                            ==== ==========       =========        ==========        ===========
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       16.813557         14.827935         7,744.0463
=============                            ==== ==========       =========        ==========        ===========
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   11/07/2005                             to  12/31/2005       10.356790         10.808815             0.0000
   01/01/2006                             to  12/31/2006       10.808815         11.890317         3,878.0136
   01/01/2007                             to  04/27/2007       11.890317         13.095744             0.0000
=============                            ==== ==========       =========        ==========        ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.245499         10.609815         3,128.2561
   01/01/2006                             to  12/31/2006       10.609815         11.051761        17,865.8816
   01/01/2007                             to  12/31/2007       11.051761         10.161188        18,140.3911
=============                            ==== ==========       =========        ==========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       39.966312         40.973655             0.0000
   01/01/2006                             to  12/31/2006       40.973655         47.166537         1,505.0710
   01/01/2007                             to  12/31/2007       47.166537         47.803505         3,407.6462
=============                            ==== ==========       =========        ==========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES
  SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005       18.090440         18.720451             0.0000
   01/01/2006                             to  04/30/2006       18.720451         19.972742             0.0000
=============                            ==== ==========       =========        ==========        ===========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       22.508557         23.232707             0.0000
   01/01/2006                             to  12/31/2006       23.232707         25.470459         4,138.4182
   01/01/2007                             to  12/31/2007       25.470459         25.037421         8,185.1039
=============                            ==== ==========       =========        ==========        ===========
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.509898         12.780432             0.0000
   01/01/2006                             to  12/31/2006       12.780432         13.350305             0.0000
   01/01/2007                             to  12/31/2007       13.350305         14.600089             0.0000
=============                            ==== ==========       =========        ==========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.233585         14.084293           963.9243
   01/01/2007                             to  12/31/2007       14.084293         15.331647         6,607.5701
=============                            ==== ==========       =========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.117128         11.354952             0.0000
   01/01/2006                             to  04/30/2006       11.354952         12.952070             0.0000
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.594320         12.295357         4,117.6675
   01/01/2006                             to  12/31/2006       12.295357         15.208642        15,454.3053
   01/01/2007                             to  12/31/2007       15.208642         16.836187        31,399.0909
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.487121         12.662421             0.0000
   01/01/2006                             to  12/31/2006       12.662421         15.015174         6,607.0473
   01/01/2007                             to  12/31/2007       15.015174         15.792684        17,992.1480
=============                            ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.221228         14.123631         1,026.1646
   01/01/2006                             to  12/31/2006       14.123631         18.991090         7,734.8481
   01/01/2007                             to  12/31/2007       18.991090         15.772079        14,472.1476
=============                            ==== ==========       =========         =========        ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.937739         10.949495           884.6198
   01/01/2006                             to  12/31/2006       10.949495         10.742585        13,484.1935
   01/01/2007                             to  12/31/2007       10.742585         11.630534        19,862.0490
=============                            ==== ==========       =========         =========        ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.500244         11.667998         2,070.1810
   01/01/2006                             to  12/31/2006       11.667998         11.918591        19,907.0936
   01/01/2007                             to  12/31/2007       11.918591         12.527164        39,852.2408
=============                            ==== ==========       =========         =========        ===========
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.150408         15.476147             0.0000
   01/01/2006                             to  12/31/2006       15.476147         17.533762         2,016.5914
   01/01/2007                             to  12/31/2007       17.533762         17.990437         7,181.5053
=============                            ==== ==========       =========         =========        ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   11/13/2006                             to  12/31/2006       17.957273         18.336875         2,814.5927
   01/01/2007                             to  12/31/2007       18.336875         17.376281         4,911.3401
=============                            ==== ==========       =========         =========        ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.906472         16.110166             0.0000
   01/01/2006                             to  11/12/2006       16.110166         17.824084         4,628.8700
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.097156         10.412830             0.0000
   01/01/2006                             to  12/31/2006       10.412830         11.810385         5,185.3384
   01/01/2007                             to  12/31/2007       11.810385         11.252781         6,363.8244
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005        9.362231          9.627572         3,219.9011
   01/01/2006                             to  12/31/2006        9.627572         10.196826         7,699.5070
   01/01/2007                             to  12/31/2007       10.196826         12.303379        23,707.5953
=============                            ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       37.149134         38.469709         2,412.1385
   01/01/2007                             to  12/31/2007       38.469709         39.893752         4,953.9905
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.098166         14.217569             0.0000
   01/01/2006                             to  04/30/2006       14.217569         14.028595             0.0000
=============                            ==== ==========       =========         =========        ===========
 FI LARGE CAP SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.136355         15.579803             0.0000
   01/01/2006                             to  12/31/2006       15.579803         16.161507           936.3194
   01/01/2007                             to  12/31/2007       16.161507         16.414684         3,295.7087
=============                            ==== ==========       =========         =========        ===========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       19.380628         19.830127         1,219.9703
   01/01/2007                             to  12/31/2007       19.830127         20.169109         1,503.8210
=============                            ==== ==========       =========         =========        ===========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.104932         18.526556             0.0000
   01/01/2006                             to  04/30/2006       18.526556         19.371803             0.0000
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       35.767919         38.196514             0.0000
   01/01/2007                             to  12/31/2007       38.196514         38.882055           129.5691
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       21.875182         22.173578             0.0000
   01/01/2006                             to  04/30/2006       22.173578         22.787510             0.0000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.422866         14.920330         8,019.2015
   01/01/2007                             to  12/31/2007       14.920330         15.214140         9,801.7063
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.524403         19.020856             0.0000
   01/01/2006                             to  04/30/2006       19.020856         18.274115             0.0000
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.112362         14.276657             0.0000
   01/01/2006                             to  04/30/2006       14.276657         14.088519             0.0000
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT STRATEGIC GROWTH SUB-ACCOUNT (CLASS II)
  (FORMERLY VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.507129          4.614888             0.0000
   01/01/2006                             to  12/31/2006        4.614888          4.628606         5,110.5886
   01/01/2007                             to  12/31/2007        4.628606          5.275572        11,958.3199
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed November 12, 2007); Legg Mason Partners Variable Capital Portfolio (single share class) (formerly Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value) (closed April 28, 2008); Legg Mason Partners Variable Dividend Strategy Portfolio (single share class) (closed April 28, 2008); Legg Mason Partners Variable Fundamental Value Portfolio (Class I) (closed April 28, 2008); and Legg Mason Partners Variable Large Cap Growth Portfolio (Class I) (closed April 28, 2008).

Effective as of May 1, 2006, Capital Appreciation Fund merged into Janus Capital Appreciation Portfolio (Class A) of Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund, Inc.; Federated High Yield Portfolio merged into Federated High Yield Portfolio (Class A) of Met Investors Series Trust; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund, Inc.; Mercury Large Cap Core Portfolio merged into Mercury Large-Cap Core Portfolio (Class A) of Met Investors Series Trust; MFS (Reg. TM) Total Return Portfolio merged into MFS (Reg. TM) Total Return Portfolio (Class
F) of Metropolitan Series Fund, Inc.; MFS (Reg. TM) Value Portfolio merged into MFS (Reg. TM) Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Mid Cap Value Portfolio merged into Pioneer Mid-Cap Value Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Growth Portfolio merged into Met/AIM Small Cap Growth Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Value Portfolio merged into Dreman Small-Cap Value Portfolio (Class A) of Met Investors Series Trust; Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund, Inc.; and U.S. Government Securities Portfolio merged into Western Asset Management U.S. Government Portfolio (Class A) of Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, Franklin Templeton Variable Insurance Products
Trust: Mutual Shares Securities Fund (Class 2) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).

Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: Western Asset Management U.S. Government Portfolio (Class B) was exchanged for Metropolitan Series Fund, Inc.: Western Asset Management U.S. Government Portfolio (Class
A).

Effective as of November 13, 2006, Lazard Retirement Series, Inc.: Lazard Retirement Small Cap Portfolio (Service Shares) was replaced with Met Investors Series Trust: Third Avenue Small Cap Value Portfolio (Class B).

Effective as of April 30, 2007, Met Investors Series Trust: BlackRock Large-Cap Core Portfolio (Class A) was exchanged for Met Investors Series Trust:
BlackRock Large-Cap Core Portfolio (Class E).

Effective as of April 30, 2007, Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).

Effective as of November 12, 2007, Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value (single share class) merged into Legg Mason Partners Variable Appreciation Portfolio (Class II).

Effective as of April 28, 2008, Van Kampen Life Investment Trust: Van Kampen LIT Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series Fund, Inc.: Jennison Growth Portfolio (Class B).

Effective as of April 28, 2008, Met Investors Series Trust: MFS (Reg. TM) Value Portfolio (Class A) merged into Metropolitan Series Fund, Inc.: MFS (Reg. TM) Value Portfolio (Class A).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


Effective as of November 10, 2008, Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks capital appreciation and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:


TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser and ClearBridge Advisors, LLC is the subadviser to each portfolio. The following Class I portfolios are available under the contract:

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Legg Mason Partners Variable Aggressive Growth Portfolio seeks capital apprecation.

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Appreciation Portfolio seeks long-term appreciation of capital.

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

INVESTMENT OBJECTIVE: Legg Mason Partners Variable Investors Portfolio seeks long term growth of capital. Current income is a secondary objective.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Legg Mason Partners Variable Small Cap Growth Portfolio seeks long term growth of capital.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. The following single share class or, as noted, Class I portfolios are available under the contract:

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (CLASS I)

SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited

INVESTMENT OBJECTIVE: Legg Mason Partners Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Money Market Portfolio seeks to maximize current income consistent with preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

BLACKROCK HIGH YIELD PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

BLACKROCK LARGE CAP CORE PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.

CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B) (formerly Neuberger Berman Real Estate Portfolio)

SUBADVISER: ING Clarion Real Estate Securities L.P. (formerly Neuberger Berman Management, Inc.)

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

DREMAN SMALL CAP VALUE PORTFOLIO (CLASS A)

SUBADVISER: Dreman Value Management, LLC

INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.

JANUS FORTY PORTFOLIO (CLASS A)

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

LAZARD MID CAP PORTFOLIO (CLASS B)

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.

LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS B)

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/AIM CAPITAL APPRECIATION PORTFOLIO (CLASS A)

SUBADVISER: Invesco Aim Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Capital Appreciation Portfolio seeks capital appreciation.

MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: Invesco Aim Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS B)

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

VAN KAMPEN MID CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Mid Cap Growth Portfolio seeks capital appreciation.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

DAVIS VENTURE VALUE PORTFOLIO (CLASS A)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsiblities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

FI LARGE CAP PORTFOLIO (CLASS A)

SUBADVISER: Fidelity Management & Research Company

INVESTMENT OBJECTIVE: The FI Large Cap Portfolio seeks long-term growth of capital.

FI VALUE LEADERS PORTFOLIO (CLASS D)

SUBADVISER: Fidelity Management & Research Company

INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation and reasonable income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS A)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


[TO BE UPDATED BY AMENDMENT]


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES.

(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------

    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).

    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If
      multiple withdrawals are made during a contract year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


    (In contrast to the GMIB Plus II rider, for the GMIB II rider, the annual increase rate for purposes of calculating the Annual Increase Amount is 5% per year.)

(2) THE 6% ANNUAL INCREASE AMOUNT

    Example
    -------

    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 90th birthday). At the tenth contract anniversary, when the owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by

     6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges "the 6% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]

    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 6% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]

    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)

(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Example
    -------

  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------

    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]

  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]

(4) PUTTING IT ALL TOGETHER

    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the income base. The income base of $179,085 is applied to the GMIB Annuity Table. This yields annuity payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $179,085 would yield monthly payments of $793; if the owner were age 75, the income base of $179,085 would yield monthly payments of $919.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------

    Prior to annuitization, the two calculations (the 6% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]

    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]

(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II

    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

    The effects of exercising the Guaranteed Principal Option are:

    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


[GRAPHIC APPEARS HERE]

    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II

Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;

   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;

   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);

   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


[TO BE UPDATED BY AMENDMENT]


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through I are for the Principal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee riders) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Principal Guarantee and Principal Guarantee Value riders) cannot be taken as a lump sum.

A.   Lifetime Withdrawal Guarantee

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]





                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment

     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction

Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.

     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value

Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

B.   Lifetime Withdrawal Guarantee - Compounding Income Amount

Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).

(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)

[GRAPHIC APPEARS HERE]

Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068

C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)

Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).

At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

[GRAPHIC APPEARS HERE]

D.   Principal Guarantee -  How Withdrawals Affect the Benefit Base

  1. An initial purchase payment is made of $100,000. The initial Benefit
     Base would be $100,000. Assume that the account value grew to $112,000 because of market performance. If you make your first withdrawal on or after your 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $100,000 - $12,000 = $88,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the remaining account value of $100,000 exceeds the remaining Benefit Base of $88,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit
     Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If you make your first withdrawal on or after the 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $88,000 and the account value would be reduced to $78,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the account value of $78,000 is less than the Benefit Base of $88,000, a further reduction of the $10,000 difference is made, reducing the Benefit Base to $78,000.

E. Principal Guarantee - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume you make your first withdrawal in the first year and the GWB Withdrawal Rate is 5%, therefore the initial Annual Benefit Payment would be $5,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $95,000 + $10,000 = $105,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $5,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would increase to $5,250.

F.   Principal Guarantee -  How Withdrawals Affect the Annual Benefit Payment

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be

     $10,000. If a withdrawal of $12,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $12,000 - $1,000 = $87,000.
     Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $8,700 (10% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $8,700.

  2. An initial purchase payment is made of $100,000. The initial Benefit
     Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made four years later after the account value had increased to $150,000, the account value would be reduced to $138,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $13,800 (10% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $10,000.

G. Principal Guarantee - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next 18 months you make two withdrawals of $5,000 each. Your Benefit Base would be reduced to $90,000. If a subsequent purchase payment of $3,000 was made before the 2nd contract anniversary, the Benefit Base would be increased to $90,000 + $3,000 = $93,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $93,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.

H.   Principal Guarantee -  Putting It All Together

     1. When Withdrawals Equal the Annual Benefit Payment and are Taken On or After Your 3rd Contract Anniversary

An initial purchase payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment is $5,000. If no withdrawals are taken for the first 3 years of the contract, the Annual Benefit Payment increases to 10% x $100,000 = $10,000. Starting in the fourth contract year, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $10,000 for 10 years as long as no withdrawals were taken in the first 3 years.

[GRAPHIC APPEARS HERE]

Annual
Benefit   Cumulative    Account
Payment   Withdrawals   Balance
      0             0     100000
      0             0      73000
      0             0      52750
  10000         10000    37562.5
  10000         20000   26171.88
  10000         30000   17628.91
  10000         40000   11221.68
  10000         50000    6416.26
  10000         60000   2812.195
  10000         70000   109.1461
  10000         80000          0
  10000         90000          0
  10000        100000          0

     2. When Withdrawals Do Not Exceed the Annual Benefit Payment and are Taken Before Your 3rd Contract Anniversary

An initial purchase payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Even if the Account Balance reduces to zero due to poor market performance, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $5,000 for 20 years.

[GRAPHIC APPEARS HERE]

Annual
Benefit   Cumulative    Account
Payment   Withdrawals   Balance
   5000          5000     100000
   5000         10000      73000
   5000         15000      52750
   5000         20000    37562.5
   5000         25000   26171.88
   5000         30000   17628.91
   5000         35000   11221.68
   5000         40000    6416.26
   5000         45000   2812.195
   5000         50000   109.1461
   5000         55000          0
   5000         60000          0
   5000         65000          0
   5000         70000          0
   5000         75000          0
   5000         80000          0
   5000         85000          0
   5000         90000          0
   5000         95000          0
   5000        100000          0

     3.   When Annual Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]





Annual
Benefit   Actual        Account   Benefit
Payment   Withdrawals   Balance   Base
      0             0    100000    100000
   5000          5000     95000     95000
   5000          5000     68000     90000
   5000         50000     50000     85000
   5000         10000     40000     40000
   2000          2000     38000     38000
   2000          2000     36000     36000
   2000          2000     34000     34000
   2000          2000     32000     32000
   2000          2000     30000     30000
   2000          2000     28000     28000
   2000          2000     26000     26000
   2000          2000     24000     24000
   2000          2000     22000     22000
   2000          2000     20000     20000
   2000          2000     18000     18000
   2000          2000     16000     16000
   2000          2000     14000     14000
   2000          2000     12000     12000





I. Principal Guarantee - How the Optional Reset Works (may be elected prior to the owner's 86th birthday)

Assume that a contract had an initial purchase payment of $100,000 and the GWB charge is .50%.The initial account value would be $100,000, the initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000 and the Annual Benefit Payment would be $5,000 (assuming you began withdrawing in your first year).

Assume the account value on the third contract anniversary grew due to market performance to $148,350. Assume the GWB charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 5% x $148,350 = $7,418.

Assume the account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the GWB charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 5% x $179,859 = $8,993.

Assume the account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the GWB charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 5% x $282,582 = $14,129.

[GRAPHIC APPEARS HERE]

Annual
Benefit   Cumulative    Contract
Payment   Withdrawals   Value
   5000          5000    1000000
   5000         10000     125000
   5000         15000     130000
 7417.5       22417.5     148350
 7417.5         29835     185000
 7407.5       37252.5     195000
8992.95      46245.45     179589
8992.95       55238.4     210000
8992.95      64231.35     223000
14129.1      78360.45     282582
14129.1      92489.55     270000
14129.1     106618.65     278000
                          315000

APPENDIX E


DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.

PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2008              $100,000
   B    Account Value                                 10/1/2009              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2009           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2010              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2010              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2010              $  9,000
   G    Percentage Reduction in Account               10/2/2010                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2010              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2010           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2010              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------

Purchaser is age 60 at issue.

The account values on 10/1/10 and 10/2/10 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.



                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2008              $100,000
   B    Account Value                                       10/1/2009              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2009           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2010              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2010              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2010              $  9,000
   G    Percentage Reduction in Account                     10/2/2010                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2010              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2010           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2010              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------

Purchaser is age 60 at issue.

The account values on 10/1/10 and 10/2/10 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.



                                                               DATE                          AMOUNT
                                                   ---------------------------   ------------------------------
    A    Initial Purchase Payment                          10/1/2008             $100,000
    B    Account Value                              10/1/2009(First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                10/1/2009             $104,000
         Value)                                                                  (= greater of A and B)
   C2    5% Annual Increase Amount                         10/1/2009             $105,000
                                                                                 (= A x 1.05)
   C3    Death Benefit                                  As of 10/1/2009          $105,000
                                                                                 (= greater of C1 and C2)
    D    Account Value                             10/1/2010(Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                         10/1/2010             $104,000
                                                                                 (= greater of C1 and D)
   E2    5% Annual Increase Amount                      As of 10/1/2010          $110,250
                                                                                 (= A x 1.05 x 1.05)
   E3    Death Benefit                                     10/1/2010             $110,250
                                                                                 (= greater of E1 and E2)
    F    Withdrawal                                        10/2/2010             $  9,000
    G    Percentage Reduction in Account                   10/2/2010                          10%
         Value                                                                   (= F/D)
    H    Account Value after Withdrawal                    10/2/2010             $ 81,000
                                                                                 (= D-F)
   I1    Highest Anniversary Value reduced for          As of 10/2/2010          $ 93,600
         Withdrawal                                                              (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced              As of 10/2/2010          $ 99,238
         for Withdrawal                                                            (= E2-(E2 x G). Note: E2
                                                                                      includes additional
                                                                                    day of interest at 5%)
   I3    Death Benefit                                     10/2/2010             $ 99,238
                                                                                 (= greatest of H, I1 and I2)



Notes to Example
----------------

Purchaser is age 60 at issue.

The account values on 10/1/10 and 10/02/10 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

[TO BE UPDATED BY AMENDMENT]

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------

   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase
  Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------

   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).

(2) THE 6% ANNUAL INCREASE AMOUNT

   Example
   -------

   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 6% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 6% per annum, until the contract anniversary on or following the contract owner's 90th birthday. The 6% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 6% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)

   Example
   -------

  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER

   Example
   -------

   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the death benefit base. Because the death benefit base ($179,085) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.

   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.

(5) THE OPTIONAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

 (1) The 6% Annual Increase Amount resets from $106,000 to $110,000; and

 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 6% Annual Increase Amount

(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

 (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000; and

 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

 (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000; and

 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of the Optional Step-Up is:

 (1) The 6% Annual Increase Amount automatically resets to the higher account value; and

 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                      AND

                    METLIFE INVESTORS USA INSURANCE COMPANY


                               MARQUIS PORTFOLIOS/SM/

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2009, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 842-9325.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2009.


MARQUIS AND MARQUIS PORTFOLIOS ARE SERVICE MARKS OF CITIGROUP INC. OR ITS AFFLIATES AND ARE USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.



SAI-0509MARQUIS

TABLE OF CONTENTS                                  PAGE

COMPANY.........................................    2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...    2
CUSTODIAN.......................................    2
DISTRIBUTION....................................    2
CALCULATION OF PERFORMANCE INFORMATION..........    4
     Total Return...............................    4
     Historical Unit Values.....................    4
     Reporting Agencies.........................    4
ANNUITY PROVISIONS..............................    5
     Variable Annuity...........................    5
     Fixed Annuity..............................    6
     Mortality and Expense Guarantee............    6
     Legal or Regulatory Restrictions on
        Transactions............................    6
TAX STATUS OF THE CONTRACTS.....................    7
CONDENSED FINANCIAL INFORMATION.................    9
FINANCIAL STATEMENTS............................   37

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of MetLife Investors USA Insurance Company (the "Company") included in this Statement of Additional Information have been audited by (to be filed by amendment), an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company's 2006 and 2005 financial statements have been restated), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of (to be filed by amendment).

The financial statements of each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by (to be filed by amendment), an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of (to be filed by amendment) is (to be filed by amendment).


CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION


(To be filed by amendment)


Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                                       Aggregate Amount of
                                                      Commissions Retained
                      Aggregate Amount of             by Distributor After
                      Commissions Paid to              Payments to Selling
Fiscal year               Distributor                         Firms
-------------    -----------------------------    ----------------------------
2006             $285,683,129                     $0
2007             $378,957,429                     $0
2008             (To be filed by amendment)       (To be filed by amendment)


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2008 ranged from (to be filed by amendment) to (to be filed by amendment). The amount of commissions paid to selected selling firms during 2008 ranged from (to be filed by amendment) to (to be filed by amendment). The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2008 ranged from (to be filed by amendment) to (to be filed by amendment). For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order. (To be filed by amendment.)


Associated Securities Corp.

Brookstreet Securities Corporation

Centaurus Financial, Inc.
Compass Bank
CUSO Financial Sevices, L.P.
Davenport & Company
Ferris, Baker Watts Incorporated
Founders Financial Securities
Gunn Allen Financial
H. Beck, Inc.
Harbour Investments, Inc.
Huntington Bank
IFMG Securities, Inc.
Infinex Investments, Inc.
Intersecurities, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot
Key Investment Services
LaSalle St. Securities, L.L.C.
Lincoln Financial Advisors
Lincoln Investment Planning
Medallion Investment Services, Inc.
Merrill Lynch
Morgan Keegan & Company, Inc.
Morgan Stanley
Mutual Service Corporation
National Planning Holdings
NEXT Financial Group
NFP Securities
Planning Corp. of America
PNC Investments
Primerica
Scott & Stringfellow, Inc.
Securities America, Inc.
Sigma Financial Corporation
Smith Barney Holdings, Inc.
Summit Brokerage Services, Inc.
Tower Square
Transamerica Financial
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
UVEST Financial Services Group, Inc.
Valmark Securities
Wall Street Financial
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Woodbury Financial Services
Workman Securities.

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, Enhanced Death Benefit rider charge, and/or GMIB or GWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of an Enhanced Death Benefit, GMIB, or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated Enhanced Death Benefit, GMIB, or GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o   You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.

If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


(To be filed by amendment.)

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of (to be filed by amendment). See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.758491         20.880809         3,079.4063
   01/01/2006                             to  12/31/2006       20.880809         24.674348       221,748.9153
   01/01/2007                             to  12/31/2007       24.674348         27.802126       557,663.2479
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      125.651534        131.467481         1,989.4762
   01/01/2006                             to  12/31/2006      131.467481        142.180426        91,791.1800
   01/01/2007                             to  12/31/2007      142.180426        156.715027       218,914.3639
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       88.736896         91.432065           694.1461
   01/01/2006                             to  12/31/2006       91.432065        103.355634        88,920.0564
   01/01/2007                             to  12/31/2007      103.355634        106.513412       234,576.4593
=============                            ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        9.288966         10.147893         2,540.5376
   01/01/2006                             to  12/31/2006       10.147893         12.754431       208,599.1356
   01/01/2007                             to  12/31/2007       12.754431         16.115132       512,017.6420
=============                            ==== ==========      ==========        ==========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       25.254168         26.401647         2,290.8714
   01/01/2006                             to  12/31/2006       26.401647         31.461861       257,503.4795
   01/01/2007                             to  12/31/2007       31.461861         35.637761       646,892.6950
=============                            ==== ==========      ==========        ==========       ============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE
  AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.202863         12.523278         5,576.1169
   01/01/2006                             to  12/31/2006       12.523278         13.368420       662,622.7655
   01/01/2007                             to  12/31/2007       13.368420         13.312838       960,672.1318
=============                            ==== ==========      ==========        ==========       ============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE APPRECIATION
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       26.145487         26.367233             0.0000
   01/01/2006                             to  12/31/2006       26.367233         29.700698       124,383.3077
   01/01/2007                             to  12/31/2007       29.700698         31.593728       203,747.5661
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
   11/13/2007                             to  12/31/2007       16.332669         16.293538        32,515.6585
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.190561         14.384162             0.0000
   01/01/2006                             to  12/31/2006       14.384162         15.846443        13,979.9069
   01/01/2007                             to  11/12/2007       15.846443         16.102074             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.529793         14.772197         4,369.0869
   01/01/2006                             to  12/31/2006       14.772197         16.469097       102,925.0623
   01/01/2007                             to  12/31/2007       16.469097         16.455696        99,077.2684
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.984456          8.046757             0.0000
   01/01/2006                             to  12/31/2006        8.046757          9.311602        81,927.9680
   01/01/2007                             to  12/31/2007        9.311602          9.724975       164,893.6510
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE FUNDAMENTAL
  VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       28.557161         29.104170             0.0000
   01/01/2006                             to  12/31/2006       29.104170         33.355847       122,069.1998
   01/01/2007                             to  12/31/2007       33.355847         33.139675       174,970.8661
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE INVESTORS
  SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.691874         14.056766         3,572.2125
   01/01/2006                             to  12/31/2006       14.056766         16.311456        88,004.6656
   01/01/2007                             to  12/31/2007       16.311456         16.627079       131,964.4746
=============                            ==== ==========       =========         =========       ============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE LARGE CAP
  GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.070671         13.226756         1,646.1981
   01/01/2006                             to  12/31/2006       13.226756         13.574951       147,175.9441
   01/01/2007                             to  12/31/2007       13.574951         14.024911       233,695.3764
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE SMALL CAP
  GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.432759         11.796075         1,372.5987
   01/01/2006                             to  12/31/2006       11.796075         13.052421        79,292.6138
   01/01/2007                             to  12/31/2007       13.052421         14.087358       173,692.6033
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE GLOBAL HIGH
  YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.585841         14.756821         1,469.7322
   01/01/2006                             to  12/31/2006       14.756821         16.020895       153,970.7061
   01/01/2007                             to  12/31/2007       16.020895         15.707349       313,620.6894
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.178473         12.213666         2,001.1121
   01/01/2006                             to  12/31/2006       12.213666         12.539852       255,972.9536
   01/01/2007                             to  12/31/2007       12.539852         12.906749       400,117.9031
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.895600         15.110984         1,493.6472
   01/01/2006                             to  12/31/2006       15.110984         16.282495        92,249.7626
   01/01/2007                             to  12/31/2007       16.282495         16.405357       164,092.5964
=============                            ==== ==========       =========         =========       ============
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.330128         11.392363       136,625.5642
=============                            ==== ==========       =========         =========       ============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.506330          9.729598         1,271.1132
   01/01/2006                             to  12/31/2006        9.729598         10.907149        44,105.4030
   01/01/2007                             to  04/27/2007       10.907149         11.425737             0.0000
=============                            ==== ==========      ==========        ==========       ============
 DREMAN SMALL-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.953821         11.206672         1,164.0636
   01/01/2006                             to  12/31/2006       11.206672         13.661019       112,726.5245
   01/01/2007                             to  12/31/2007       13.661019         13.272278       319,793.0464
=============                            ==== ==========      ==========        ==========       ============
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005      102.386075        106.285801             0.0000
   01/01/2006                             to  12/31/2006      106.285801        107.498259         4,519.9312
   01/01/2007                             to  12/31/2007      107.498259        137.593950        21,669.1635
=============                            ==== ==========      ==========        ==========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.191695         15.202206       776,179.4275
=============                            ==== ==========      ==========        ==========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   11/07/2005                             to  12/31/2005       10.379834         10.839160           995.7012
   01/01/2006                             to  12/31/2006       10.839160         11.971352       130,155.4668
   01/01/2007                             to  04/27/2007       11.971352         13.202176             0.0000
=============                            ==== ==========      ==========        ==========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.246282         10.616793        14,518.9346
   01/01/2006                             to  12/31/2006       10.616793         11.103240       778,942.9631
   01/01/2007                             to  12/31/2007       11.103240         10.249680       927,582.9383
=============                            ==== ==========      ==========        ==========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.444202         47.642491       838,033.3523
   01/01/2006                             to  12/31/2006       47.642491         55.062455       832,858.1777
   01/01/2007                             to  12/31/2007       55.062455         56.030982       787,206.9374
=============                            ==== ==========      ==========        ==========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES
  SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005       18.753610         19.417985           965.7159
   01/01/2006                             to  04/30/2006       19.417985         20.743717        33,572.7123
=============                            ==== ==========      ==========        ==========       ============

                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       23.260893         24.023201            4,164.8000
   01/01/2006                             to  12/31/2006       24.023201         26.442352          160,244.6067
   01/01/2007                             to  12/31/2007       26.442352         26.097552          292,385.6989
=============                            ==== ==========       =========         =========        ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.025010         13.314423                0.0000
   01/01/2006                             to  12/31/2006       13.314423         13.963702            8,786.7408
   01/01/2007                             to  12/31/2007       13.963702         15.332447           21,894.5167
=============                            ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.495640         14.381715           73,885.1490
   01/01/2007                             to  12/31/2007       14.381715         15.718502          164,613.5858
=============                            ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.141844         11.386816            1,147.5438
   01/01/2006                             to  04/30/2006       11.386816         13.005202           38,622.0901
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.821093         12.543118        1,048,425.7713
   01/01/2006                             to  12/31/2006       12.543118         15.577096        1,324,091.3409
   01/01/2007                             to  12/31/2007       15.577096         17.313567        1,552,782.6006
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.857362         13.045438                0.0000
   01/01/2006                             to  12/31/2006       13.045438         15.531155           57,433.6218
   01/01/2007                             to  12/31/2007       15.531155         16.401201          276,376.3158
=============                            ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.301972         14.218141          457,667.2761
   01/01/2006                             to  12/31/2006       14.218141         19.194490          706,727.4837
   01/01/2007                             to  12/31/2007       19.194490         16.005296          838,701.4795
=============                            ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.048701         11.067004        1,872,092.1192
   01/01/2006                             to  12/31/2006       11.067004         10.901283        1,987,044.5726
   01/01/2007                             to  12/31/2007       10.901283         11.849895        2,236,803.2418
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.724941         11.902882        1,662,486.0267
   01/01/2006                             to  12/31/2006       11.902882         12.207117        2,342,787.3303
   01/01/2007                             to  12/31/2007       12.207117         12.882116        3,224,156.4153
=============                            ==== ==========       =========         =========        ==============

                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.880176         16.231036                0.0000
   01/01/2006                             to  12/31/2006       16.231036         18.462493           22,642.6230
   01/01/2007                             to  12/31/2007       18.462493         19.019704           37,942.5321
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   11/13/2006                             to  12/31/2006       17.398468         17.775216        1,771,398.0074
   01/01/2007                             to  12/31/2007       17.775216         16.911972        1,570,748.0957
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       16.424556         16.644565                0.0000
   01/01/2006                             to  11/12/2006       16.644565         18.478805           22,001.1100
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.118414         10.440811           81,993.7821
   01/01/2006                             to  12/31/2006       10.440811         11.889440          287,564.3432
   01/01/2007                             to  12/31/2007       11.889440         11.373762          619,909.5147
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005        9.541346          9.817470            4,359.0711
   01/01/2006                             to  12/31/2006        9.817470         10.439521          221,538.8588
   01/01/2007                             to  12/31/2007       10.439521         12.646959          575,200.4590
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       40.678866         42.236756           67,858.9791
   01/01/2007                             to  12/31/2007       42.236756         43.976696          207,385.4741
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.755831         14.889448            1,682.4449
   01/01/2006                             to  04/30/2006       14.889448         14.710555           31,131.0989
=============                            ==== ==========       =========         =========        ==============
 FI LARGE CAP SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.703383         16.172839                0.0000
   01/01/2006                             to  12/31/2006       16.172839         16.843752           33,778.4935
   01/01/2007                             to  12/31/2007       16.843752         17.176578           64,148.7803
=============                            ==== ==========       =========         =========        ==============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.145119         20.667096           25,916.1842
   01/01/2007                             to  12/31/2007       20.667096         21.105102           65,850.2767
=============                            ==== ==========       =========         =========        ==============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.783051         19.231640         2,075.0608
   01/01/2006                             to  04/30/2006       19.231640         20.135063         7,982.6687
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       38.593875         41.323770        39,453.8054
   01/01/2007                             to  12/31/2007       41.323770         42.234935        81,818.4590
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       22.895703         23.221508             0.0000
   01/01/2006                             to  04/30/2006       23.221508         23.895322        13,923.7847
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.102096         15.664466       126,166.8572
   01/01/2007                             to  12/31/2007       15.664466         16.037286       239,613.9900
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.575288         20.111575             0.0000
   01/01/2006                             to  04/30/2006       20.111575         19.347024         4,969.1725
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.748670         14.929039        18,584.4022
   01/01/2006                             to  04/30/2006       14.929039         14.751367             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT STRATEGIC GROWTH SUB-ACCOUNT (CLASS II)
  (FORMERLY VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.600832          4.713570             0.0000
   01/01/2006                             to  12/31/2006        4.713570          4.746482       121,307.2677
   01/01/2007                             to  12/31/2007        4.746482          5.431719       234,524.1150
=============                            ==== ==========       =========         =========       ============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.674399         20.790433         1,436.2718
   01/01/2006                             to  12/31/2006       20.790433         24.555310         2,451.6143
   01/01/2007                             to  12/31/2007       24.555310         27.654096        14,303.8121
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      124.291738        130.035304           229.7593
   01/01/2006                             to  12/31/2006      130.035304        140.561432           519.8556
   01/01/2007                             to  12/31/2007      140.561432        154.852646         2,964.5798
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       87.776744         90.436184           330.4077
   01/01/2006                             to  12/31/2006       90.436184        102.178930         1,197.9227
   01/01/2007                             to  12/31/2007      102.178930        105.247824         4,771.6711
=============                            ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        9.243946         10.097979             0.0000
   01/01/2006                             to  12/31/2006       10.097979         12.685370           201.7841
   01/01/2007                             to  12/31/2007       12.685370         16.019821        14,899.4231
=============                            ==== ==========      ==========        ==========        ===========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       25.083626         26.221453             0.0000
   01/01/2006                             to  12/31/2006       26.221453         31.231558           953.1434
   01/01/2007                             to  12/31/2007       31.231558         35.359113        10,485.3640
=============                            ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE
  AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.181500         12.500445             0.0000
   01/01/2006                             to  12/31/2006       12.500445         13.337393             0.0000
   01/01/2007                             to  12/31/2007       13.337393         13.275262        11,125.9117
=============                            ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE APPRECIATION
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       25.962381         26.180671             0.0000
   01/01/2006                             to  12/31/2006       26.180671         29.475853             0.0000
   01/01/2007                             to  12/31/2007       29.475853         31.338794         1,019.0395
=============                            ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
   11/13/2007                             to  12/31/2007       16.290919         16.250818           796.3599
=============                            ==== ==========      ==========        ==========        ===========

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.168564         14.360822            0.0000
   01/01/2006                             to  12/31/2006       14.360822         15.812843            0.0000
   01/01/2007                             to  11/12/2007       15.812843         16.061001            0.0000
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.507270         14.748226            0.0000
   01/01/2006                             to  12/31/2006       14.748226         16.434177            0.0000
   01/01/2007                             to  12/31/2007       16.434177         16.412549        1,693.9669
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.959915          8.021442        1,240.8800
   01/01/2006                             to  12/31/2006        8.021442          9.277682        1,235.3819
   01/01/2007                             to  12/31/2007        9.277682          9.684679        6,170.2089
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE FUNDAMENTAL
  VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       28.387345         28.928999            0.0000
   01/01/2006                             to  12/31/2006       28.928999         33.138564            0.0000
   01/01/2007                             to  12/31/2007       33.138564         32.907247            0.0000
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE INVESTORS
  SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.639080         14.001549            0.0000
   01/01/2006                             to  12/31/2006       14.001549         16.239284            0.0000
   01/01/2007                             to  12/31/2007       16.239284         16.545190            0.0000
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE LARGE CAP
  GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.021572         13.176112            0.0000
   01/01/2006                             to  12/31/2006       13.176112         13.516231            0.0000
   01/01/2007                             to  12/31/2007       13.516231         13.957225            0.0000
=============                            ==== ==========       =========         =========        ==========

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE SMALL CAP
  GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.412744         11.774569             0.0000
   01/01/2006                             to  12/31/2006       11.774569         13.022127             0.0000
   01/01/2007                             to  12/31/2007       13.022127         14.047598         4,527.4457
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE GLOBAL HIGH
  YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.531062         14.700332             0.0000
   01/01/2006                             to  12/31/2006       14.700332         15.951613           403.2034
   01/01/2007                             to  12/31/2007       15.951613         15.631561        11,023.4476
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.109234         12.143345             0.0000
   01/01/2006                             to  12/31/2006       12.143345         12.461438             0.0000
   01/01/2007                             to  12/31/2007       12.461438         12.819594         3,619.9244
=============                            ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.827280         15.040585             0.0000
   01/01/2006                             to  12/31/2006       15.040585         16.198560           636.2617
   01/01/2007                             to  12/31/2007       16.198560         16.312586         6,665.7355
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.278624         11.336770         1,729.8760
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.470106          9.691818             0.0000
   01/01/2006                             to  12/31/2006        9.691818         10.859382             0.0000
   01/01/2007                             to  04/27/2007       10.859382         11.373845             0.0000
=============                            ==== ==========       =========         =========        ===========
 DREMAN SMALL-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.950780         11.202746             0.0000
   01/01/2006                             to  12/31/2006       11.202746         13.649426           179.1712
   01/01/2007                             to  12/31/2007       13.649426         13.254345         3,573.2566
=============                            ==== ==========       =========         =========        ===========

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       101.242755        105.091300            0.0000
   01/01/2006                             to  12/31/2006       105.091300        106.237121            0.0000
   01/01/2007                             to  12/31/2007       106.237121        135.911418          606.9151
=============                            ==== ==========       ==========        ==========      ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007        17.144016         15.154954      255,865.3074
=============                            ==== ==========       ==========        ==========      ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   11/07/2005                             to  12/31/2005        10.376950         10.835361            0.0000
   01/01/2006                             to  12/31/2006        10.835361         11.961191          957.6786
   01/01/2007                             to  04/27/2007        11.961191         13.188822            0.0000
=============                            ==== ==========       ==========        ==========      ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005        10.246184         10.615920          466.5593
   01/01/2006                             to  12/31/2006        10.615920         11.096791      180,470.7371
   01/01/2007                             to  12/31/2007        11.096791         10.238575      169,346.0937
=============                            ==== ==========       ==========        ==========      ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005        46.361445         47.554144      416,874.6794
   01/01/2006                             to  12/31/2006        47.554144         54.932958      361,260.9222
   01/01/2007                             to  12/31/2007        54.932958         55.871106      280,740.8425
=============                            ==== ==========       ==========        ==========      ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES
  SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005        18.669388         19.329376            0.0000
   01/01/2006                             to  04/30/2006        19.329376         20.645723          378.9530
=============                            ==== ==========       ==========        ==========      ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005        23.165416         23.922858            0.0000
   01/01/2006                             to  12/31/2006        23.922858         26.318777        1,179.9664
   01/01/2007                             to  12/31/2007        26.318777         25.962529        5,972.4347
=============                            ==== ==========       ==========        ==========      ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        12.959467         13.246461            0.0000
   01/01/2006                             to  12/31/2006        13.246461         13.885499            0.0000
   01/01/2007                             to  12/31/2007        13.885499         15.238914            0.0000
=============                            ==== ==========       ==========        ==========      ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006        14.462615         14.344190          165.5307
   01/01/2007                             to  12/31/2007        14.344190         15.669608        1,556.7524
=============                            ==== ==========       ==========        ==========      ============

                                     1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.138751         11.382827                0.0000
   01/01/2006                             to  04/30/2006       11.382827         12.998548                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.800285         12.520131          679,925.4793
   01/01/2006                             to  12/31/2006       12.520131         15.540801          858,070.7481
   01/01/2007                             to  12/31/2007       15.540801         17.264543          801,608.9169
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.810480         12.996926                0.0000
   01/01/2006                             to  12/31/2006       12.996926         15.465689                0.0000
   01/01/2007                             to  12/31/2007       15.465689         16.323859                0.0000
=============                            ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.291852         14.206292          215,417.3746
   01/01/2006                             to  12/31/2006       14.206292         19.168944          260,316.3947
   01/01/2007                             to  12/31/2007       19.168944         15.975954          201,142.8970
=============                            ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.034766         11.052243        2,002,894.3668
   01/01/2006                             to  12/31/2006       11.052243         10.881314        1,426,155.8638
   01/01/2007                             to  12/31/2007       10.881314         11.822245          871,099.6046
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.704327         11.881093        1,220,372.1466
   01/01/2006                             to  12/31/2006       11.881093         12.178696        1,294,910.4370
   01/01/2007                             to  12/31/2007       12.178696         12.845665          959,956.6806
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.787051         16.134681                0.0000
   01/01/2006                             to  12/31/2006       16.134681         18.343743                0.0000
   01/01/2007                             to  12/31/2007       18.343743         18.887870            3,279.6728
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   11/13/2006                             to  12/31/2006       17.359035         17.733811          876,037.8905
   01/01/2007                             to  12/31/2007       17.733811         16.864090          704,498.0599
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       16.358872         16.576795                0.0000
   01/01/2006                             to  11/12/2006       16.576795         18.395653              283.2623
=============                            ==== ==========       =========         =========        ==============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.115753         10.437309        75,041.1219
   01/01/2006                             to  12/31/2006       10.437309         11.879528       162,375.7508
   01/01/2007                             to  12/31/2007       11.879528         11.358566       188,011.0977
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005        9.518753          9.793511             0.0000
   01/01/2006                             to  12/31/2006        9.793511         10.408850           576.7971
   01/01/2007                             to  12/31/2007       10.408850         12.603466         3,278.8347
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       40.219852         41.746322           990.2999
   01/01/2007                             to  12/31/2007       41.746322         43.444216         5,306.2739
=============                            ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.671960         14.803743             0.0000
   01/01/2006                             to  04/30/2006       14.803743         14.623515             0.0000
=============                            ==== ==========       =========         =========       ============
 FI LARGE CAP SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.631346         16.097479             0.0000
   01/01/2006                             to  12/31/2006       16.097479         16.756905         1,296.9296
   01/01/2007                             to  12/31/2007       16.756905         17.079423             0.0000
=============                            ==== ==========       =========         =========       ============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.047915         20.560555             0.0000
   01/01/2007                             to  12/31/2007       20.560555         20.985747             0.0000
=============                            ==== ==========       =========         =========       ============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.696901         19.142042             0.0000
   01/01/2006                             to  04/30/2006       19.142042         20.038018             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       38.228705         40.919203             0.0000
   01/01/2007                             to  12/31/2007       40.919203         41.800428           189.6453
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       22.765556         23.087832             0.0000
   01/01/2006                             to  04/30/2006       23.087832         23.753928             0.0000
=============                            ==== ==========       =========         =========       ============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.015458         15.569440         1,027.4422
   01/01/2007                             to  12/31/2007       15.569440         15.931987        11,244.5410
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.440711         19.971862             0.0000
   01/01/2006                             to  04/30/2006       19.971862         19.209515             0.0000
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.667575         14.845874        26,831.1712
   01/01/2006                             to  04/30/2006       14.845874         14.666821             0.0000
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT STRATEGIC GROWTH SUB-ACCOUNT (CLASS II)
  (FORMERLY VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.589011          4.701118             0.0000
   01/01/2006                             to  12/31/2006        4.701118          4.731582           834.9375
   01/01/2007                             to  12/31/2007        4.731582          5.411947         1,822.1248
=============                            ==== ==========       =========         =========        ===========

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.507348         20.610917           631.2545
   01/01/2006                             to  12/31/2006       20.610917         24.319039        43,781.3678
   01/01/2007                             to  12/31/2007       24.319039         27.360500       150,829.6810
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      121.617089        127.218593         1,666.6580
   01/01/2006                             to  12/31/2006      127.218593        137.379674        14,569.1198
   01/01/2007                             to  12/31/2007      137.379674        151.195319        58,850.7266
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       85.888171         88.477545           315.7436
   01/01/2006                             to  12/31/2006       88.477545         99.866384        15,265.0689
   01/01/2007                             to  12/31/2007       99.866384        102.762465        60,291.5722
=============                            ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        9.154819          9.999169           203.9424
   01/01/2006                             to  12/31/2006        9.999169         12.548729        41,667.8792
   01/01/2007                             to  12/31/2007       12.548729         15.831349       129,019.4942
=============                            ==== ==========      ==========        ==========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       24.746710         25.865503         5,654.9972
   01/01/2006                             to  12/31/2006       25.865503         30.776908        60,843.4682
   01/01/2007                             to  12/31/2007       30.776908         34.809377       188,253.6106
=============                            ==== ==========      ==========        ==========       ============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE
  AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.138902         12.454922           563.7969
   01/01/2006                             to  12/31/2006       12.454922         13.275577        37,796.2280
   01/01/2007                             to  12/31/2007       13.275577         13.200454       154,458.4491
=============                            ==== ==========      ==========        ==========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE APPRECIATION
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       25.600132         25.811626             0.0000
   01/01/2006                             to  12/31/2006       25.811626         29.031409         5,032.5526
   01/01/2007                             to  12/31/2007       29.031409         30.835252        20,394.9252
=============                            ==== ==========      ==========        ==========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
   11/13/2007                             to  12/31/2007       16.207768         16.165743        36,153.9027
=============                            ==== ==========      ==========        ==========       ============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.124688         14.314271             0.0000
   01/01/2006                             to  12/31/2006       14.314271         15.745881        20,693.5992
   01/01/2007                             to  11/12/2007       15.745881         15.979199             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.462344         14.700418         1,066.9626
   01/01/2006                             to  12/31/2006       14.700418         16.364583        26,280.0430
   01/01/2007                             to  12/31/2007       16.364583         16.326625       128,192.3264
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.911078          7.971069           991.7994
   01/01/2006                             to  12/31/2006        7.971069          9.210237        15,414.4516
   01/01/2007                             to  12/31/2007        9.210237          9.604617        44,706.2736
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE FUNDAMENTAL
  VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       28.050856         28.581938             0.0000
   01/01/2006                             to  12/31/2006       28.581938         32.708386         4,201.0994
   01/01/2007                             to  12/31/2007       32.708386         32.447434         9,112.1457
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE INVESTORS
  SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.534141         13.891804             0.0000
   01/01/2006                             to  12/31/2006       13.891804         16.095948        15,449.1065
   01/01/2007                             to  12/31/2007       16.095948         16.382678        23,299.5666
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE LARGE CAP
  GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.923961         13.075442             0.0000
   01/01/2006                             to  12/31/2006       13.075442         13.399593        31,008.1822
   01/01/2007                             to  12/31/2007       13.399593         13.822878        95,436.3549
=============                            ==== ==========       =========         =========       ============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE SMALL CAP
  GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.372835         11.731690           510.1237
   01/01/2006                             to  12/31/2006       11.731690         12.961772        13,573.6867
   01/01/2007                             to  12/31/2007       12.961772         13.968441        47,263.6566
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE GLOBAL HIGH
  YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.422159         14.588044             0.0000
   01/01/2006                             to  12/31/2006       14.588044         15.813995        14,414.1085
   01/01/2007                             to  12/31/2007       15.813995         15.481133        37,854.2400
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.971984         12.003966           333.6018
   01/01/2006                             to  12/31/2006       12.003966         12.306133        21,697.6643
   01/01/2007                             to  12/31/2007       12.306133         12.647107        70,821.0225
=============                            ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.691628         14.900818             0.0000
   01/01/2006                             to  12/31/2006       14.900818         16.032046        24,702.2025
   01/01/2007                             to  12/31/2007       16.032046         16.128680        55,269.3194
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.176353         11.226432        36,127.3624
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.398097          9.616726             0.0000
   01/01/2006                             to  12/31/2006        9.616726         10.764509         9,975.7132
   01/01/2007                             to  04/27/2007       10.764509         11.270804             0.0000
=============                            ==== ==========       =========         =========        ===========
 DREMAN SMALL-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.944702         11.194901             0.0000
   01/01/2006                             to  12/31/2006       11.194901         13.626277        30,684.3205
   01/01/2007                             to  12/31/2007       13.626277         13.218563        89,565.4985
=============                            ==== ==========       =========         =========        ===========

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       98.995052         102.743233           36.7376
   01/01/2006                             to  12/31/2006      102.743233         103.759913          191.7361
   01/01/2007                             to  12/31/2007      103.759913         132.608964        5,737.9831
=============                            ==== ==========      ==========         ==========      ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.048968          15.060813      257,877.1651
=============                            ==== ==========      ==========         ==========      ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   11/07/2005                             to  12/31/2005       10.371187          10.827771          917.1950
   01/01/2006                             to  12/31/2006       10.827771          11.940901       24,581.1553
   01/01/2007                             to  04/27/2007       11.940901          13.162166            0.0000
=============                            ==== ==========      ==========         ==========      ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.245988          10.614176       24,236.9302
   01/01/2006                             to  12/31/2006       10.614176          11.083909      105,921.4343
   01/01/2007                             to  12/31/2007       11.083909          10.216408      162,559.7513
=============                            ==== ==========      ==========         ==========      ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.122353          47.302031      275,629.5718
   01/01/2006                             to  12/31/2006       47.302031          54.587274      249,601.0989
   01/01/2007                             to  12/31/2007       54.587274          55.463710      227,997.5920
=============                            ==== ==========      ==========         ==========      ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES
  SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005       18.502136          19.153432        4,856.7965
   01/01/2006                             to  04/30/2006       19.153432          20.451193        6,086.3064
=============                            ==== ==========      ==========         ==========      ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       22.975841          23.723639        1,303.0320
   01/01/2006                             to  12/31/2006       23.723639          26.073597       15,887.7636
   01/01/2007                             to  12/31/2007       26.073597          25.694822       46,957.9809
=============                            ==== ==========      ==========         ==========      ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.829416          13.111624            0.0000
   01/01/2006                             to  12/31/2006       13.111624          13.730459            0.0000
   01/01/2007                             to  12/31/2007       13.730459          15.053622          773.0501
=============                            ==== ==========      ==========         ==========      ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.396815          14.269461       22,752.4510
   01/01/2007                             to  12/31/2007       14.269461          15.572310       71,380.1367
=============                            ==== ==========      ==========         ==========      ============

                                     2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.132569         11.374857              345.0187
   01/01/2006                             to  04/30/2006       11.374857         12.985253           12,316.3916
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.739175         12.453487          326,612.1605
   01/01/2006                             to  12/31/2006       12.453487         15.442674          349,136.4641
   01/01/2007                             to  12/31/2007       15.442674         17.138290          422,776.4752
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.717262         12.900477                0.0000
   01/01/2006                             to  12/31/2006       12.900477         15.335629           27,637.2991
   01/01/2007                             to  12/31/2007       15.335629         16.170322           78,116.3613
=============                            ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.271633         14.182623           86,646.7443
   01/01/2006                             to  12/31/2006       14.182623         19.117954          121,441.4993
   01/01/2007                             to  12/31/2007       19.117954         15.917430          147,927.0516
=============                            ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.006954         11.022786          377,386.3163
   01/01/2006                             to  12/31/2006       11.022786         10.841492          307,553.7396
   01/01/2007                             to  12/31/2007       10.841492         11.767146          453,759.8332
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.643672         11.817806          913,535.7194
   01/01/2006                             to  12/31/2006       11.817806         12.101748        1,030,788.4572
   01/01/2007                             to  12/31/2007       12.101748         12.751678        1,225,143.0195
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.602501         15.943751                0.0000
   01/01/2006                             to  12/31/2006       15.943751         18.108614           12,647.2147
   01/01/2007                             to  12/31/2007       18.108614         18.627029           43,910.5286
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   11/13/2006                             to  12/31/2006       17.280427         17.651281          278,209.8687
   01/01/2007                             to  12/31/2007       17.651281         16.768726          247,135.6746
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       16.228339         16.442132                0.0000
   01/01/2006                             to  11/12/2006       16.442132         18.230529            2,613.0300
=============                            ==== ==========       =========         =========        ==============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.110437         10.430310        20,174.2044
   01/01/2006                             to  12/31/2006       10.430310         11.859735        66,675.2605
   01/01/2007                             to  12/31/2007       11.859735         11.328245       119,708.7443
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005        9.473774          9.745818           721.8580
   01/01/2006                             to  12/31/2006        9.745818         10.347836        47,013.5585
   01/01/2007                             to  12/31/2007       10.347836         12.517002       171,605.1195
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       39.317626         40.782816        14,464.6486
   01/01/2007                             to  12/31/2007       40.782816         42.398893        58,651.2698
=============                            ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.505704         14.633870           961.1420
   01/01/2006                             to  04/30/2006       14.633870         14.451038         6,898.8622
=============                            ==== ==========       =========         =========       ============
 FI LARGE CAP SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.488314         15.947865             0.0000
   01/01/2006                             to  12/31/2006       15.947865         16.584616        17,938.8803
   01/01/2007                             to  12/31/2007       16.584616         16.886828        77,792.1257
=============                            ==== ==========       =========         =========       ============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       19.854982         20.349193         2,993.4227
   01/01/2007                             to  12/31/2007       20.349193         20.749143         8,469.5327
=============                            ==== ==========       =========         =========       ============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.525847         18.964160           659.7503
   01/01/2006                             to  04/30/2006       18.964160         19.845398         1,806.2822
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       37.508955         40.122198         8,444.6345
   01/01/2007                             to  12/31/2007       40.122198         40.945082        16,858.1065
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       22.507571         22.822880             0.0000
   01/01/2006                             to  04/30/2006       22.822880         23.473746         2,506.7389
=============                            ==== ==========       =========         =========       ============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.843732         15.381181        38,268.4717
   01/01/2007                             to  12/31/2007       15.381181         15.723533        84,281.3315
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.174422         19.695440             0.0000
   01/01/2006                             to  04/30/2006       19.695440         18.937521           405.0525
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.506776         14.680991        12,874.4648
   01/01/2006                             to  04/30/2006       14.680991         14.499238             0.0000
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT STRATEGIC GROWTH SUB-ACCOUNT (CLASS II)
  (FORMERLY VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.565469          4.676322             0.0000
   01/01/2006                             to  12/31/2006        4.676322          4.701934         2,837.8638
   01/01/2007                             to  12/31/2007        4.701934          5.372633        46,983.4995
=============                            ==== ==========       =========         =========        ===========

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.341654         20.432885             0.0000
   01/01/2006                             to  12/31/2006       20.432885         24.084955         5,847.9753
   01/01/2007                             to  12/31/2007       24.084955         27.069915         9,054.6045
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      118.999038        124.461886             0.0000
   01/01/2006                             to  12/31/2006      124.461886        134.268801         2,570.4331
   01/01/2007                             to  12/31/2007      134.268801        147.623069         2,921.1078
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       84.039554         86.560624             0.0000
   01/01/2006                             to  12/31/2006       86.560624         97.605349         1,640.3037
   01/01/2007                             to  12/31/2007       97.605349        100.334912         1,933.8169
=============                            ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        9.066518          9.901290           163.0146
   01/01/2006                             to  12/31/2006        9.901290         12.413508         6,589.4950
   01/01/2007                             to  12/31/2007       12.413508         15.645024        10,227.4583
=============                            ==== ==========      ==========        ==========        ===========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       24.414197         25.514256           171.9310
   01/01/2006                             to  12/31/2006       25.514256         30.328712         5,381.6059
   01/01/2007                             to  12/31/2007       30.328712         34.267990         9,719.9313
=============                            ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE
  AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.096437         12.409547             0.0000
   01/01/2006                             to  12/31/2006       12.409547         13.214025         5,031.4972
   01/01/2007                             to  12/31/2007       13.214025         13.126040        11,038.1499
=============                            ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE APPRECIATION
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       25.242798         25.447641             0.0000
   01/01/2006                             to  12/31/2006       25.447641         28.593497         5,712.2629
   01/01/2007                             to  12/31/2007       28.593497         30.339612         6,878.5602
=============                            ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
   11/13/2007                             to  12/31/2007       16.125012         16.081082           308.8976
=============                            ==== ==========      ==========        ==========        ===========

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.080932         14.267853            0.0000
   01/01/2006                             to  12/31/2006       14.267853         15.679177            0.0000
   01/01/2007                             to  11/12/2007       15.679177         15.897784            0.0000
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.417540         14.652747            0.0000
   01/01/2006                             to  12/31/2006       14.652747         16.295258          490.9051
   01/01/2007                             to  12/31/2007       16.295258         16.241119          789.6004
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.862522          7.920994            0.0000
   01/01/2006                             to  12/31/2006        7.920994          9.143257        4,662.1600
   01/01/2007                             to  12/31/2007        9.143257          9.525187        5,124.8977
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - LEGG MASON PARTNERS VARIABLE FUNDAMENTAL
  VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       27.718231         28.238912            0.0000
   01/01/2006                             to  12/31/2006       28.238912         32.283633          660.2462
   01/01/2007                             to  12/31/2007       32.283633         31.993877        1,021.1683
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE INVESTORS
  SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.429971         13.782878            0.0000
   01/01/2006                             to  12/31/2006       13.782878         15.953826            0.0000
   01/01/2007                             to  12/31/2007       15.953826         16.221703          364.3857
=============                            ==== ==========       =========         =========        ==========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE LARGE CAP
  GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.827045         12.975504          301.9291
   01/01/2006                             to  12/31/2006       12.975504         13.283918        3,577.1857
   01/01/2007                             to  12/31/2007       13.283918         13.689776        4,602.8462
=============                            ==== ==========       =========         =========        ==========

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE SMALL CAP
  GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.333050         11.688951           270.1881
   01/01/2006                             to  12/31/2006       11.688951         12.901674         2,529.6527
   01/01/2007                             to  12/31/2007       12.901674         13.889702         3,587.8067
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - LEGG MASON PARTNERS VARIABLE GLOBAL HIGH
  YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.314032         14.476571             0.0000
   01/01/2006                             to  12/31/2006       14.476571         15.677514         1,353.5967
   01/01/2007                             to  12/31/2007       15.677514         15.332099         2,948.5161
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. - LEGG MASON PARTNERS VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.836240         11.866136             0.0000
   01/01/2006                             to  12/31/2006       11.866136         12.152707         2,554.1082
   01/01/2007                             to  12/31/2007       12.152707         12.476878         2,491.2259
=============                            ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.557168         14.762300             0.0000
   01/01/2006                             to  12/31/2006       14.762300         15.867183         1,767.6075
   01/01/2007                             to  12/31/2007       15.867183         15.946781         3,171.0739
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.074972         11.117130         2,442.6904
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.326608          9.542188             0.0000
   01/01/2006                             to  12/31/2006        9.542188         10.670430           713.6091
   01/01/2007                             to  04/27/2007       10.670430         11.168659             0.0000
=============                            ==== ==========       =========         =========        ===========
 DREMAN SMALL-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.938626         11.187058             0.0000
   01/01/2006                             to  12/31/2006       11.187058         13.603159         6,142.1621
   01/01/2007                             to  12/31/2007       13.603159         13.182865        12,190.3032
=============                            ==== ==========       =========         =========        ===========

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       96.796412         100.446753            0.0000
   01/01/2006                             to  12/31/2006      100.446753         101.339546          183.4878
   01/01/2007                             to  12/31/2007      101.339546         129.385533          346.5941
=============                            ==== ==========      ==========         ==========      ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.153960          15.143385      161,946.0384
=============                            ==== ==========      ==========         ==========      ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   11/07/2005                             to  12/31/2005       10.365425          10.820183            0.0000
   01/01/2006                             to  12/31/2006       10.820183          11.920639        2,985.5779
   01/01/2007                             to  04/27/2007       11.920639          13.135553            0.0000
=============                            ==== ==========      ==========         ==========      ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.245793          10.612431            0.0000
   01/01/2006                             to  12/31/2006       10.612431          11.071037       41,083.6040
   01/01/2007                             to  12/31/2007       11.071037          10.194281       55,696.8178
=============                            ==== ==========      ==========         ==========      ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.642724          47.828763      183,199.4712
   01/01/2006                             to  12/31/2006       47.828763          55.140128      188,111.0646
   01/01/2007                             to  12/31/2007       55.140128          55.969125      196,659.7944
=============                            ==== ==========      ==========         ==========      ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES
  SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005       18.336322          18.979026            0.0000
   01/01/2006                             to  04/30/2006       18.979026          20.258425        3,699.2635
=============                            ==== ==========      ==========         ==========      ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       22.787748          23.526005            0.0000
   01/01/2006                             to  12/31/2006       23.526005          25.830613        1,894.4947
   01/01/2007                             to  12/31/2007       25.830613          25.429778        4,397.2138
=============                            ==== ==========      ==========         ==========      ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.700623          12.978111            0.0000
   01/01/2006                             to  12/31/2006       12.978111          13.577094          562.4286
   01/01/2007                             to  12/31/2007       13.577094          14.870516            0.0000
=============                            ==== ==========      ==========         ==========      ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.331290          14.195093            0.0000
   01/01/2007                             to  12/31/2007       14.195093          15.475581        1,355.3700
=============                            ==== ==========      ==========         ==========      ============

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.126389         11.366890             0.0000
   01/01/2006                             to  04/30/2006       11.366890         12.971968             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.871634         12.592178       225,156.9534
   01/01/2006                             to  12/31/2006       12.592178         15.599096       285,148.9665
   01/01/2007                             to  12/31/2007       15.599096         17.294487       304,624.6876
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.624688         12.804709           431.9240
   01/01/2006                             to  12/31/2006       12.804709         15.206616         1,994.5241
   01/01/2007                             to  12/31/2007       15.206616         16.018174         7,193.5390
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.251445         14.158993        91,971.6131
   01/01/2006                             to  12/31/2006       14.158993         19.067100       153,556.1189
   01/01/2007                             to  12/31/2007       19.067100         15.859122       113,099.7285
=============                            ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.979210         10.993406       397,474.2448
   01/01/2006                             to  12/31/2006       10.993406         10.801814       441,795.0709
   01/01/2007                             to  12/31/2007       10.801814         11.712300       434,463.0257
=============                            ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.774892         11.949254       470,252.5060
   01/01/2006                             to  12/31/2006       11.949254         12.224156       530,693.2174
   01/01/2007                             to  12/31/2007       12.224156         12.867717       552,148.3986
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.420041         15.755011             0.0000
   01/01/2006                             to  12/31/2006       15.755011         17.876413         5,104.3550
   01/01/2007                             to  12/31/2007       17.876413         18.369697         7,335.8456
=============                            ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   11/13/2006                             to  12/31/2006       17.331827         17.701553       310,086.3910
   01/01/2007                             to  12/31/2007       17.701553         16.799572       286,296.7801
=============                            ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       16.098800         16.308514             0.0000
   01/01/2006                             to  11/12/2006       16.308514         18.066827           333.2257
=============                            ==== ==========       =========         =========       ============

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.105122         10.423314        47,918.1784
   01/01/2006                             to  12/31/2006       10.423314         11.839967        81,364.7814
   01/01/2007                             to  12/31/2007       11.839967         11.297995        94,063.7573
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005        9.428992          9.698340           530.1051
   01/01/2006                             to  12/31/2006        9.698340         10.287157        10,048.2893
   01/01/2007                             to  12/31/2007       10.287157         12.431099        14,690.6958
=============                            ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       38.435316         39.841203         5,306.8876
   01/01/2007                             to  12/31/2007       39.841203         41.378349         8,964.9815
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.341271         14.465883             0.0000
   01/01/2006                             to  04/30/2006       14.465883         14.280532         1,588.4822
=============                            ==== ==========       =========         =========        ===========
 FI LARGE CAP SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.346539         15.799587             0.0000
   01/01/2006                             to  12/31/2006       15.799587         16.414035           184.3905
   01/01/2007                             to  12/31/2007       16.414035         16.696335           333.0638
=============                            ==== ==========       =========         =========        ===========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       19.663836         20.139926             0.0000
   01/01/2007                             to  12/31/2007       20.139926         20.515121           248.6681
=============                            ==== ==========       =========         =========        ===========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.356295         18.787867           210.3046
   01/01/2006                             to  04/30/2006       18.787867         19.654559           213.2668
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       36.802496         39.340431         1,529.8957
   01/01/2007                             to  12/31/2007       39.340431         40.106933         2,519.2902
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       22.252414         22.560871             0.0000
   01/01/2006                             to  04/30/2006       22.560871         23.196767             0.0000
=============                            ==== ==========       =========         =========        ===========

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.673908         15.195131         5,293.3002
   01/01/2007                             to  12/31/2007       15.195131         15.517732         8,194.2450
=============                            ==== ==========       =========         =========         ==========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.911684         19.422743             0.0000
   01/01/2006                             to  04/30/2006       19.422743         18.669279         2,912.1234
=============                            ==== ==========       =========         =========         ==========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.347682         14.517878         4,547.7663
   01/01/2006                             to  04/30/2006       14.517878         14.333510             0.0000
=============                            ==== ==========       =========         =========         ==========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT STRATEGIC GROWTH SUB-ACCOUNT (CLASS II)
  (FORMERLY VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.542040          4.651647             0.0000
   01/01/2006                             to  12/31/2006        4.651647          4.672460         7,229.3575
   01/01/2007                             to  12/31/2007        4.672460          5.333591         9,696.2008
=============                            ==== ==========       =========         =========         ==========

FINANCIAL STATEMENTS


The financial statements of the Separate Account and the Company will be filed by amendment.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof [to be filed by amendment]:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof [to be filed by amendment]:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.



b.            Exhibits
              --------------------------------------------------------------------------------------------------------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(5)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001)(5)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(5)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(10)

     (iv)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD)(14)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

     (ii)     Death Benefit Rider - Principal Protection(1)

     (iii)    Death Benefit Rider - Compounded-Plus(1)

     (iv)     Death Benefit Rider - (Annual Step-Up)(1)

     (v)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

     (vi)     Unisex Annuity Rates Rider(1)

     (vii)    Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company)(2)

     (viii)   Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03)(4)

     (ix)     Individual Retirement Annuity Endorsement 8023.1 (9/02)(5)

     (x)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(5)

     (xi)     401(a)/403(a) Plan Endorsement 8025.1 (9/02)(5)

     (xii)    Tax Sheltered Annuity Endorsement 8026.1 (9/02)(5)

     (xiii)   Simple Individual Retirement Annuity Endorsement 8276 (9/02)(5)

     (xiv)    Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05)(6)

     (xv)     Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) MLIU-670-1 (11/05)(6)

     (xvi)    Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
              8028-4 11/05 (7)


     (xvii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)

     (xviii)   Form of Contract Schedule [Qualified, IRA, Non-Qualified, SIMPLE IRA, SEP, ROTH IRA] 8028-5
               (6/06) (12)

     (xix)     Form of Fixed Account Rider 8012 (11/00) (14)

     (xx)      Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (17)

     (xxi)     Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08) (17)

     (xxii)    Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (17)

     (xxiii)   Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (10)


    (xxiv)    Form of Contract Schedule 8028-5 (6/06) (LWG I) (10)

     (xxv)     Lifetime Guaranteed Withdrawal Benefit (LWG) Rider MLIU-690-4 (4/08) (LWG II) (17)

     (xxvi)    Form of Contract Schedule Lifetime Guarantee Withdrawal Benefit Rider MLIU-ELGWB (4/08) (LWG
             II) (23)

5.   (i)       Form of Variable Annuity Application 8402 (4/05) APPVAUSAMPVA 506 (11)

     (ii)      Form of Variable Annuity Application 8402 (10/07) APPMP April 2008 (22)

6.   (i)       Copy of Restated Articles of Incorporation of the Company(5)

     (ii)      Copy of the Bylaws of the Company(5)

     (iii)     Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(5)

     (iv)      Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(5)

     (v)       Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(5)

     (vi)      Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

     (vii)     Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(5)

     (viii)    Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
               (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(5)

7.   (i)       Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
               Insurance Company(3)

     (ii)      Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
               Reassurance Company, Ltd.(3)

     (iii)     Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
               Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006)(19)

8.   (i)       Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
               Company and Security First Life Insurance Company(2)

     (ii)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
               Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(5)


(iii)   (a.)     Fund Participation Agreement Among MetLife Investors USA Insurance Company, American Funds
                 Insurance Series and Capital Research and Management Company (effective 04-29-03) and First
                 Amendment to Fund Participation Agreement dated 04-29-03 (effective 11-01-05)(9)

        (b.)     Second Amendment to the Fund Participation Agreement Among MetLife Investors USA Insurance
                 Company, American Funds Insurance Series and Capital Research and Management Company dated
                 November 1, 2005 (effective 01-01-2007)(13)


 (iv)      (a.)   Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                  Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors
                  Distribution Company (effective 11-01-05)(9)

           (b.)   Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products
                  Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife
                  Investors Distribution Company (effective 04-30-07)(20)

  (v)             Fund Participation Agreement Among MetLife Investors USA Insurance Company, MetLife Investors
                  Distribution Company, Lazard Asset Management Securities LLC and Lazard Retirement Series,
                  Inc.(effective 11-01-05) (11)


    (vi)              Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
                      MetLife Investors USA Insurance Company (effective 11-01-05)(9)

    (vii)             Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and
                      MetLife Investors USA Insurance Company (effective 11-01-05)(9)

    (viii)            Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc.
                      and MetLife Investors USA Insurance Company (effective 11-01-05)(9)

     (ix)             Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Asset Management,
                      Van Kampen Funds Inc. and MetLife Investors USA Insurance Company (effective 11-01-05)(9)

      (x)             Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                      Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004)(8)

      (xi)            Participation Agreement among Greenwich Street Series Fund, CitiGroup Global Markets Inc. and
                      MetLife Investors USA Insurance company (effective 11-1-05)(16)

      (xiii)          Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
                      Inc. and MetLife Investors USA Insurance Company (effective 11-01-05)(18)

      (xiv)           Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Investors USA Insurance Company (effective
                      08-31-07)(21)

9.                    Opinion and Consent of Counsel(15)

10.                   Consent of Independent Registered Public Accounting Firm [to be filed by amendment]

11.                   Not Applicable.

12.                   Not Applicable.

13.            (i)    Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Margaret C. Fechtmann,
                      Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, George Foulke, Jeffrey A. Tupper, and
                      Charles V. Curcio(15)

               (ii)   Power of Attorney for James J. Reilly (24)

       (1)            incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

       (2)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                      Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

       (3)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                      Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

       (4)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                      Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

       (5)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                      Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

       (6)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                      Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

       (7)            incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                      333-125753 and 811-03365) filed electronically on September 15, 2005.

       (8)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                      Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

       (9)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                      Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

    (10)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                      Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

    (11)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                      Nos. 333-125757 and 811-03365) filed electronically on April 24, 2006.

    (12)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
                      Nos. 333-125757 and 811-03365) filed electronically on October 23, 2006.


(13)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
         Nos. 333-125756 and 811-03365) filed electronically on April 16, 2007.

(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
         Nos. 333-125757 and 811-03365) filed electronically on April 17, 2007.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
         Nos. 333-125756 and 811-03365) filed electronically on April 16, 2007.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
         Nos. 333-137968 and 811-03365) filed electronically on April 15, 2008.

(19)     incorporated herein by refenerce to Registant's Post-Effective Amendment No. 31 to Form N-4 (File
         Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-137968 and 811-03365) filed electronically on October 31, 2007.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on October 31, 2007.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
         Nos. 333-125757 and 811-03365) filed electronically on April 15, 2008.

(23)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
         333-152385 and 811-03365) filed electronically on October 28, 2008.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
         Nos. 333-125757 and 811-03365) filed electronically on December 8, 2008.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President,
  10 Park Avenue                      Chief Executive Officer and Director
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance
  501 Boylston Street
  Boston, MA 02116

  Jay S. Kaduson                      Vice President and Director
  10 Park Avenue
  Morristown, NY 07962

  Margaret C. Fechtmann               Director
  1095 Avenue of the Americas
  New York, NY 10036

  Elizabeth M. Forget                 Executive Vice President and Director
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962


Name and Principal Business Address   Positions and Offices with Depositor

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Vice President, Associate General Counsel,
  5 Park Plaza                        Secretary and Director
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Assistant Vice President and Director
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Betty E. Davis                      Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Jeffrey N. Altman                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Roberto Baron                       Vice President

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  Bennett D. Kleinberg                Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910


Name and Principal Business Address   Positions and Offices with Depositor

  Lisa S. Kuklinski                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Jeffrey P. Halperin                 Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Eric T. Steigerwalt                 Treasurer
  1095 Avenue of the Americas
  New York, NY 10036

  Mark S. Reilly                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Gene L. Lunman                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF SEPTEMBER 30, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Participacoes Ltda.(Portugal) - 99% is owned by MetLife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14.   MetLife Insurance S.A./NV (Belgium)

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)

      44.   85 Brood Street LLC (CT)

      45.   575 Fifth Avenue LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


           (ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


DD.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)

FF.   Cova Life Management Company (DE)

GG.   MetLife Reinsurance Company of Charleston (SC)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


    As of December 31, 2008, there were 2,486 qualified contract owners and 2,789 non-qualified contract owners of Marquis Portfolios contracts.


ITEM 28. INDEMNIFICATION

    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Acocunt Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                         Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza                         Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1 MetLife Plaza                         and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Charles M. Deuth                        Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year [to be updated by amendment]:


                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $378,957,429         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a) Registrant

    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110

    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

    (g) MetLife, 501 Boylston Street, Boston, MA 02116

    (h) MetLife, 200 Park Avenue, New York, NY 10166

    (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

    Not Applicable.

ITEM 32. UNDERTAKINGS

    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the city of Irvine and State of California on this 2nd day of February 2009.

   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)
   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 2, 2009.

      /s/ Michael K. Farrell*            Chairman of the Board, President, Chief Executive Officer
      --------------------------------
      Michael K. Farrell                 and Director

      /s/James J. Reilly*                Vice President-Finance (principal financial officer and
      --------------------------------
      James J. Reilly                    principal accounting officer)

      /s/ Susan A. Buffum*               Director
      --------------------------------
      Susan A. Buffum

      /s/ Jay S. Kaduson*                Vice President and Director
      --------------------------------
      Jay S. Kaduson

      /s/ Margaret C. Fechtmann*         Director
      --------------------------------
      Margaret C. Fechtmann

      /s/ Elizabeth M. Forget*           Director
      --------------------------------
      Elizabeth M. Forget

      /s/ George Foulke*                 Executive Vice President and Director
      --------------------------------
      George Foulke

      /s/ Paul A. Sylvester*             Director
      --------------------------------
      Paul A. Sylvester

      /s/ Richard C.Pearson*             Vice President, Associate General Counsel, Secretary
      --------------------------------
      Richard C. Pearson                 and Director

      /s/ Jeffrey A. Tupper*             Assistant Vice President and Director
      --------------------------------
      Jeffrey A. Tupper


      *By:   /s/ Michele H. Abate
             --------------------------------

             Michele H. Abate, Attorney-In-Fact
             February 2, 2009

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed as Exhibit 13 on April 17, 2007, except the power of attorney for James J. Reilly which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 filed as Exhibit 13 (ii) on December 8, 2008 (File Nos. 333-125757/811-03365).